UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:  3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 98.4%
	ADVERTISING - 0.3%
404	Omnicom Group, Inc.		$ 23,796

	AEROSPACE/DEFENSE - 2.2%
326	B/E Aerospace, Inc. *		19,655
247	Boeing Co.		21,205
314	L-3 Communications Holdings, Inc.		25,409
282	Lockheed Martin Corp.		27,219
377	Northrop Grumman Corp.		26,447
447	Raytheon Co.		26,279
346	Rockwell Collins, Inc.		21,839
97	TransDigm Group, Inc.		14,833
222	Triumph Group, Inc.		17,427
242	United Technologies Corp.		22,610
			222,923
	AGRICULTURE - 1.2%
733	Altria Group, Inc.		25,208
588	Archer-Daniels-Midland Co.		19,833
470	Lorillard, Inc.		18,965
256	Philip Morris International, Inc.		23,734
623	Reynolds American, Inc.		27,717
			115,457
	AIRLINES - 0.4%
338	Alaska Air Group, Inc. *		21,618
1,488	Southwest Airlines Co.		20,058
			41,676
	APPAREL - 0.7%
175	Coach, Inc.		8,748
319	NIKE, Inc.		18,824
89	Ralph Lauren Corp.		15,069
246	Under Armour, Inc. *		12,595
101	VF Corp.		16,943
			72,179
	AUTO MANUFACTURERS - 0.3%
1,258	Ford Motor Co.		16,543
330	PACCAR, Inc.		16,685
			33,228
	AUTO PARTS & EQUIPMENT - 0.7%
544	Allison Transmission Holdings, Inc.		13,062
188	BorgWarner, Inc. *		14,540
313	Lear Corp.		17,174
219	TRW Automotive Holdings Corp. *		12,045
192	WABCO Holdings, Inc. *		13,553
			70,374
	BANKS - 4.2%
632	Bank of New York Mellon Corp.		17,690
668	BB&T Corp.		20,969
435	BOK Financial Corp.		27,100
302	Capital One Financial Corp.		16,595
285	Citigroup, Inc.		12,608
494	Comerica, Inc.		17,759
453	Cullen/Frost Bankers, Inc.		28,326
1,202	Fifth Third Bancorp		19,605
667	First Republic Bank		25,760
105	Goldman Sachs Group, Inc.		15,451
2,345	Huntington Bancshares, Inc.		17,330
362	JPMorgan Chase & Co.		17,181
1,963	KeyCorp		19,551
214	M&T Bank Corp.		22,076
389	Northern Trust Corp.		21,224
301	PNC Financial Services Group, Inc.		20,016
316	State Street Corp.		18,672
528	SunTrust Banks, Inc.		15,212
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BANKS (Continued) - 4.2%
758	US Bancorp		$ 25,719
596	Wells Fargo & Co.		22,046
680	Zions Bancorporation		16,993
			417,883
	BEVERAGES - 2.1%
333	Beam, Inc.		21,159
347	Brown-Forman Corp.		24,776
709	Coca-Cola Co.		28,672
612	Coca-Cola Enterprises, Inc.		22,595
153	Constellation Brands, Inc. *		7,289
582	Dr. Pepper Snapple Group, Inc.		27,325
109	Green Mountain Coffee Roasters, Inc. *		6,187
441	Molson Coors Brewing Co.		21,578
160	Monster Beverage Corp. *		7,638
515	PepsiCo, Inc.		40,741
			207,960
	BIOTECHNOLOGY - 1.2%
137	Alexion Pharmaceuticals, Inc. *		12,623
240	Amgen, Inc.		24,602
119	Biogen Idec, Inc.*		22,956
141	Celgene Corp. *		16,343
322	Gilead Sciences, Inc .*		15,756
266	Illumina, Inc. *		14,364
220	Life Technologies Corp. *		14,219
			120,863
	CHEMICALS - 3.4%
267	Air Products & Chemicals, Inc.		23,261
217	Airgas, Inc.		21,518
258	Albemarle Corp.		16,130
285	Celanese Corp.		12,554
77	CF Industries Holdings, Inc.		14,658
284	Ecolab, Inc.		22,771
416	EI du Pont de Nemours & Co.		20,451
318	FMC Corp.		18,135
292	International Flavors & Fragrances, Inc.		22,388
278	Mosaic Co.		16,572
123	PPG Industries, Inc.		16,475
229	Praxair, Inc.		25,543
219	Rockwood Holdings, Inc.		14,331
624	RPM International, Inc.		19,706
107	Sherwin-Williams Co.		18,071
331	Sigma-Aldrich Corp.		25,712
245	Valspar Corp.		15,251
136	Westlake Chemical Corp.		12,716
			336,243
	COMMERCIAL SERVICES - 4.0%
178	Alliance Data Systems Corp. *		28,816
428	Automatic Data Processing, Inc.		27,829
370	Equifax, Inc.		21,308
232	FleetCor Technologies, Inc. *		17,788
327	Gartner, Inc. *		17,792
891	Genpact Ltd.		16,207
420	Global Payments, Inc.		20,857
632	Iron Mountain, Inc.		22,948
240	Manpower, Inc.		13,613
41	Mastercard, Inc.		22,186
243	Moody's Corp.		12,957
790	Paychex, Inc.		27,705
570	Quanta Services, Inc. *		16,291
464	Robert Half International, Inc.		17,414
1,081	Rollins, Inc.		26,539
700	SEI Investments Co.		20,195
887	Total System Services, Inc.		21,980
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 4.0%
247	Towers Watson & Co.		$ 17,122
302	Verisk Analytics, Inc. *		18,612
608	Western Union Co.		9,144
			397,303
	COMPUTERS - 2.2%
28	Apple, Inc.		12,394
1,369	Cadence Design Systems, Inc. *		19,070
200	Cognizant Technology Solutions Corp. *		15,322
859	Dell, Inc.		12,309
580	EMC Corp. *		13,856
318	Fortinet, Inc. *		7,530
115	IHS, Inc. *		12,043
116	International Business Machines Corp.		24,743
616	Jack Henry & Associates, Inc.		28,465
381	NetApp, Inc. *		13,015
239	SanDisk Corp. *		13,145
646	Synopsys, Inc. *		23,178
213	Teradata Corp. *		12,463
209	Western Digital Corp.		10,509
			218,042
	COSMETICS/PERSONAL CARE - 0.8%
257	Colgate-Palmolive Co.		30,334
257	Estee Lauder Cos., Inc.		16,456
402	Procter & Gamble Co.		30,978
			77,768
	DISTRIBUTION/WHOLESALE - 1.0%
362	Arrow Electronics, Inc. *		14,704
312	Fastenal Co.		16,021
73	Fossil, Inc. *		7,052
333	Genuine Parts Co.		25,974
708	LKQ Corp. *		15,406
78	WW Grainger, Inc.		17,549
			96,706
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
136	Affiliated Managers Group, Inc. *		20,886
340	American Express Co.		22,936
248	Ameriprise Financial, Inc.		18,265
86	BlackRock, Inc.		22,092
966	Charles Schwab Corp.		17,089
357	CME Group, Inc.		21,916
394	Discover Financial Services		17,667
493	Eaton Vance Corp.		20,622
137	Franklin Resources, Inc.		20,660
150	IntercontinentalExchange, Inc. *		24,461
625	Invesco Ltd.		18,100
599	NASDAQ OMX Group, Inc.		19,348
270	NYSE Euronext		10,433
253	Ocwen Financial Corp. *		9,594
378	Raymond James Financial, Inc.		17,426
940	SLM Corp.		19,251
276	T. Rowe Price Group, Inc.		20,664
854	TD Ameritrade Holding Corp.		17,609
			339,019
	ELECTRIC - 7.3%
643	Alliant Energy Corp.		32,266
727	American Electric Power Co., Inc.		35,354
1,257	CMS Energy Corp.		35,121
621	Consolidated Edison, Inc.		37,900
569	DTE Energy Co.		38,885
453	Duke Energy Corp.		32,883
677	Exelon Corp.		23,343
482	Integrys Energy Group, Inc.		28,033
325	ITC Holdings Corp.		29,010
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ELECTRIC (Continued) - 7.3%
318	National Fuel Gas Co.		$ 19,509
474	NextEra Energy, Inc.		36,820
737	Northeast Utilities		32,030
488	OGE Energy Corp.		34,150
1,564	Pepco Holdings, Inc.		33,470
1,122	PPL Corp.		35,130
905	Public Service Enterprise Group, Inc.		31,078
712	SCANA Corp.		36,426
772	Southern Co.		36,222
1,733	TECO Energy, Inc.		30,882
1,073	Westar Energy, Inc.		35,602
829	Wisconsin Energy Corp.		35,556
1,186	Xcel Energy, Inc.		35,224
			724,894
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
445	AMETEK, Inc.		19,295
363	Emerson Electric Co.		20,281
160	Energizer Holdings, Inc.		15,957
222	Hubbell, Inc.		21,558
652	Molex, Inc.		19,091
			96,182
	ELECTRONICS - 1.7%
355	Agilent Technologies, Inc.		14,899
232	Amphenol Corp.		17,319
421	Avnet, Inc.*		15,240
635	FLIR Systems, Inc.		16,516
650	Jabil Circuit, Inc.		12,012
86	Mettler-Toledo International, Inc. *		18,337
590	National Instruments Corp.		19,323
231	Thermo Fisher Scientific, Inc.		17,669
502	Trimble Navigation Ltd. *		15,040
218	Waters Corp. *		20,472
			166,827
	ENGINEERING & CONSTRUCTION - 0.2%
347	Jacobs Engineering Group, Inc. *		19,515

	ENTERTAINMENT - 0.5%
647	International Game Technology		10,675
393	Madison Square Garden Co. *		22,637
211	Penn National Gaming, Inc. *		11,485
			44,797
	ENVIRONMENTAL CONTROL - 1.0%
801	Republic Services, Inc.		26,433
254	Stericycle, Inc. *		26,970
607	Waste Connections, Inc.		21,840
707	Waste Management, Inc.		27,721
			102,964
	FOOD - 3.4%
772	Campbell Soup Co.		35,018
575	Flowers Foods, Inc.		18,941
740	General Mills, Inc.		36,489
380	Hershey Co.		33,261
234	HJ Heinz Co.		16,911
684	Hormel Foods Corp.		28,263
267	Ingredion, Inc.		19,309
271	JM Smucker Co.		26,872
378	McCormick & Co., Inc.		27,802
813	Mondelez International, Inc.		24,886
476	Safeway, Inc.		12,543
889	Sysco Corp.		31,266
568	Tyson Foods, Inc.		14,098
164	Whole Foods Market, Inc.		14,227
			339,886
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	FOREST PRODUCTS & PAPER - 0.2%
352	International Paper Co.		$ 16,396

	GAS - 1.5%
727	AGL Resources, Inc.		30,497
1,201	CenterPoint Energy, Inc.		28,776
1,168	NiSource, Inc.		34,269
1,081	Questar Corp.		26,301
385	Sempra Energy		30,777
			150,620
	HAND & MACHINE TOOLS - 0.5%
264	Lincoln Electric Holdings, Inc.		14,304
222	Snap-on, Inc.		18,359
191	Stanley Black & Decker, Inc.		15,465
			48,128
	HEALTHCARE-PRODUCTS - 3.8%
364	Baxter International, Inc.		26,441
345	Becton Dickinson and Co.		32,985
645	CareFusion Corp. *		22,569
179	Cooper Cos., Inc.		19,311
262	CR Bard, Inc.		26,404
506	DENTSPLY International, Inc.		21,465
131	Edwards Lifesciences Corp. *		10,763
297	Henry Schein, Inc. *		27,487
241	IDEXX Laboratories, Inc. *		22,266
28	Intuitive Surgical, Inc. *		13,753
513	Medtronic, Inc.		24,090
550	Patterson Cos., Inc.		20,922
368	ResMed, Inc.		17,061
213	Sirona Dental Systems, Inc. *		15,705
353	St Jude Medical, Inc.		14,275
388	Stryker Corp.		25,313
207	Varian Medical Systems, Inc. *		14,904
306	Zimmer Holdings, Inc.		23,017
			378,731
	HEALTHCARE SERVICES - 2.3%
344	Aetna, Inc.		17,585
321	Cigna Corp.		20,021
286	Community Health Systems, Inc.		13,554
293	Coventry Health Care, Inc.		13,780
200	DaVita HealthCare Partners, Inc. *		23,718
292	HCA Holdings, Inc.		11,864
196	Humana, Inc.		13,546
262	Laboratory Corp. of America Holdings *		23,632
226	MEDNAX, Inc. *		20,256
388	Quest Diagnostics, Inc.		21,903
345	UnitedHealth Group, Inc.		19,737
258	Universal Health Services, Inc.		16,478
211	WellPoint, Inc.		13,975
			230,049
	HOMEBUILDERS - 0.4%
461	DR Horton, Inc.		11,202
300	Lennar Corp.		12,444
14	NVR, Inc. *		15,122
			38,768
	HOME FURNISHINGS - 0.3%
111	Whirlpool Corp.		13,149

	HOUSEHOLD PRODUCTS/WARES - 1.6%
396	Avery Dennison Corp.		17,056
403	Church & Dwight Co., Inc.		26,046
484	Clorox Co.		42,848
487	Jarden Corp. *		20,868
348	Kimberly-Clark Corp.		34,097
238	Tupperware Brands Corp.		19,454
			160,369
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HOUSEWARES - 0.2%
797	Newell Rubbermaid, Inc.		$ 20,802

	INSURANCE - 4.7%
388	Aflac, Inc.		20,184
479	Allstate Corp.		23,504
657	American Financial Group, Inc.		31,129
792	Arthur J Gallagher & Co.		32,717
303	Berkshire Hathaway, Inc. *		31,573
819	Brown & Brown, Inc.		26,241
322	Chubb Corp.		28,185
631	Cincinnati Financial Corp.		29,777
978	Fidelity National Financial, Inc.		24,675
855	Genworth Financial, Inc. *		8,550
706	HCC Insurance Holdings, Inc.		29,673
783	Marsh & McLennan Cos., Inc.		29,730
565	Principal Financial Group, Inc.		19,227
928	Progressive Corp.		23,450
306	Reinsurance Group of America, Inc.		18,259
507	Torchmark Corp.		30,319
324	Travelers Cos., Inc. *		27,278
693	WR Berkley Corp.		30,748
			465,219
	INTERNET - 1.6%
289	eBay, Inc. *		15,670
65	Equinix, Inc. *		14,060
110	F5 Networks, Inc. *		9,799
23	Google, Inc. *		18,263
314	IAC/InterActiveCorp.		14,029
53	LinkedIn Corp. *		9,331
15	Priceline.com, Inc. *		10,319
196	Rackspace Hosting, Inc. *		9,894
566	Symantec Corp. *		13,969
177	TripAdvisor, Inc. *		9,296
233	Verisign, Inc. *		11,016
915	Yahoo!, Inc. *		21,530
			157,176
	INVESTMENT COMPANIES - 0.3%
1,496	Ares Capital Corp.		27,078

	IRON/STEEL - 0.3%
400	Nucor Corp.		18,460
197	Reliance Steel & Aluminum Co.		14,020
			32,480
	LEISURE TIME - 0.3%
273	Harley-Davidson, Inc.		14,551
173	Polaris Industries, Inc.		16,001
			30,552
	LODGING - 1.0%
429	Hyatt Hotels Corp. *		18,546
241	Las Vegas Sands Corp.		13,580
444	Marriott International, Inc.		18,750
255	Starwood Hotels & Resorts Worldwide, Inc.		16,251
297	Wyndham Worldwide Corp.		19,151
132	Wynn Resorts Ltd.		16,521
			102,799
	MACHINERY-CONSTRUCTION & MINING - 0.3%
197	Caterpillar, Inc.		17,133
172	Joy Global, Inc.		10,237
			27,370
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	MACHINERY DIVERSIFIED - 1.6%
274	AGCO Corp.		$ 14,281
116	Cummins, Inc.		13,434
218	Deere & Co.		18,744
119	Flowserve Corp.		19,957
229	Nordson Corp.		15,103
197	Rockwell Automation, Inc.		17,011
195	Roper Industries, Inc.		24,825
213	Wabtec Corp.		21,749
651	Xylem, Inc.		17,942
			163,046
	MEDIA - 2.7%
248	AMC Networks, Inc. *		15,669
334	CBS Corp.		15,594
540	Comcast Corp.		22,685
390	DIRECTV *		22,078
247	Discovery Communications, Inc. *		19,449
206	FactSet Research Systems, Inc.		19,076
678	Gannett Co., Inc.		14,827
544	Nielsen Holdings NV		19,486
308	Scripps Networks Interactive, Inc.		19,817
4,636	Sirius XM Radio, Inc.		14,279
194	Time Warner Cable, Inc.		18,636
383	Time Warner, Inc.		22,068
310	Viacom, Inc.		19,087
407	Walt Disney Co.		23,118
			265,869
	METAL FABRICATE/HARDWARE - 0.5%
109	Precision Castparts Corp.		20,669
177	Timken Co.		10,015
113	Valmont Industries, Inc.		17,771
			48,455
	MINING - 0.4%
321	Freeport-McMoRan Copper & Gold, Inc.		10,625
202	Royal Gold, Inc.		14,348
450	Southern Copper Corp.		16,907
			41,880
	MISCELLANEOUS MANUFACTURING - 2.6%
265	3M Co.		28,172
251	AO Smith Corp.		18,466
388	Aptargroup, Inc.		22,252
269	Carlisle Cos., Inc.		18,235
365	Danaher Corp.		22,685
482	Donaldson Co., Inc.		17,444
268	Dover Corp.		19,532
954	General Electric Co.		22,056
337	Illinois Tool Works, Inc.		20,537
680	Leggett & Platt, Inc.		22,970
291	Pall Corp.		19,896
167	Parker Hannifin Corp.		15,294
167	SPX Corp.		13,186
			260,725
	OFFICE/BUSINESS EQUIPMENT - 0.1%
1,623	Xerox Corp.		13,958

	OIL & GAS - 2.7%
221	Apache Corp.		17,052
181	Cabot Oil & Gas Corp.		12,237
213	Chevron Corp.		25,309
154	Cimarex Energy Co.		11,618
391	ConocoPhillips		23,499
646	Denbury Resources, Inc. *		12,048
275	Diamond Offshore Drilling, Inc.		19,129
236	EQT Corp.		15,989
325	Exxon Mobil Corp.		29,286
187	Helmerich & Payne, Inc.		11,351
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares			Value
	OIL & GAS (Continued) - 2.7%
268	HollyFrontier Corp.		$ 13,789
459	Marathon Oil Corp.		15,477
211	Occidental Petroleum Corp.		16,536
206	Phillips 66		14,414
452	Rowan Cos. Plc *		15,983
229	Whiting Petroleum Corp. *		11,642
			265,359
	OIL & GAS SERVICES - 1.5%
312	Baker Hughes, Inc.		14,480
202	Cameron International Corp. *		13,171
252	Dresser-Rand Group, Inc. *		15,538
270	FMC Technologies, Inc. *		14,685
364	Halliburton Co.		14,709
208	National Oilwell Varco, Inc.		14,716
285	Oceaneering International, Inc.		18,927
177	Oil States International, Inc. *		14,438
217	Schlumberger Ltd.		16,251
396	Superior Energy Services, Inc. *		10,284
			147,199
	PACKAGING & CONTAINERS - 1.2%
537	Ball Corp.		25,550
788	Bemis Co., Inc.		31,804
606	Crown Holdings, Inc. *		25,216
506	Packaging Corp. of America		22,704
141	Rock Tenn Co.		13,083
			118,357
	PHARMACEUTICALS - 3.5%
750	Abbott Laboratories		26,490
200	Allergan, Inc.		22,326
555	AmerisourceBergen Corp.		28,555
531	Cardinal Health, Inc.		22,100
255	Catamaran Corp. *		13,523
365	Eli Lilly & Co.		20,728
247	Express Scripts Holding Co. *		14,239
548	Johnson & Johnson		44,678
247	McKesson Corp.		26,666
193	Mead Johnson Nutrition Co.		14,948
525	Merck & Co., Inc.		23,221
756	Mylan, Inc. *		21,878
512	Omicare, Inc.		20,849
164	Perrigo Co.		19,472
1,002	Pfizer, Inc.		28,918
			348,591
	PIPELINES - 0.6%
562	ONEOK, Inc.		26,790
925	Spectra Energy Corp.		28,444
			55,234
	PRIVATE EQUITY - 0.2%
1,502	American Capital Ltd. *		21,922

	REAL ESTATE - 0.2%
1,398	Brookfield Office Properties, Inc.		24,004
532	CBRE Group, Inc.*		13,433
173	Jones Land LaSalle, Inc.		17,198
			54,635
	RETAIL - 8.0%
153	Abercrombie & Fitch Co.		7,069
190	Advanced Auto Parts, Inc.		15,704
665	American Eagle Outfitters, Inc.		12,436
348	AutoNation, Inc. *		15,225
55	AutoZone, Inc. *		21,822
271	Bed Bath & Beyond, Inc. *		17,458
845	Burger King Worldwide, Inc.		16,140
372	CarMax, Inc. *		15,512
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	RETAIL ( Continued) - 8.0%
28	Chipotle Mexican Grill, Inc. *		$ 9,124
604	Copart, Inc. *		20,705
213	Costco Wholesale Corp.		22,601
463	CVS Caremark Corp.		25,460
363	Darden Restaurants, Inc.		18,760
367	Dick's Sporting Goods, Inc.		17,359
189	Dillard's, Inc.		14,846
342	Dollar General Corp. *		17,298
306	Dollar Tree, Inc. *		14,820
245	Family Dollar Stores, Inc.		14,467
531	Foot Locker, Inc.		18,182
373	Gap, Inc.		13,202
290	GNC Holdings, Inc.		11,391
301	Home Depot, Inc.		21,004
323	Kohl's Corp.		14,900
357	L Brands, Inc.		15,944
414	Lowe's Cos., Inc.		15,699
387	Macy's, Inc.		16,192
320	McDonald's Corp.		31,901
199	MSC Industrial Direct Co., Inc.		17,070
390	Nordstrom, Inc.		21,540
136	O'Reilly Automotive, Inc. *		13,947
102	Panera Bread Co. *		16,855
302	PetSmart, Inc.		18,754
99	PVH Corp.		10,574
288	Ross Stores, Inc.		17,459
589	Sally Beauty Holdings, Inc. *		17,305
254	Starbucks Corp.		14,468
395	Target Corp.		27,038
211	Tiffany & Co.		14,673
480	TJX Cos., Inc.		22,440
122	Tractor Supply Co.		12,704
183	Ulta Salon Cosmetics & Fragrance, Inc. *		14,854
319	Urban Outfitters, Inc. *		12,358
449	Walgreen Co.		21,408
379	Wal-Mart Stores, Inc.		28,361
334	Williams-Sonoma, Inc.		17,208
225	Yum! Brands, Inc.		16,187
			790,424
	SAVINGS & LOANS - 0.5%
1,510	New York Community Bancorp, Inc.		21,669
1,891	People's United Financial, Inc.		25,415
			47,084
	SEMICONDUCTORS - 2.2%
375	Altera Corp.		13,301
463	Analog Devices, Inc.		21,525
417	Broadcom Corp.		14,458
191	Cree, Inc. *		10,450
820	Intel Corp.		17,917
280	KLA-Tencor Corp.		14,767
372	Lam Research Corp. *		15,423
542	Linear Technology Corp.		20,796
510	Maxim Integrated Products, Inc.		16,646
1,095	NVIDIA Corp.		14,038
284	QUALCOMM, Inc.		19,014
340	Skyworks Solutions, Inc. *		7,490
461	Texas Instruments, Inc.		16,356
522	Xilinx, Inc.		19,925
			222,106
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	SOFTWARE - 2.9%
1,020	Activision Blizzard, Inc.		$ 14,861
447	Adobe Systems, Inc. *		19,449
272	Akamai Technologies, Inc. *		9,599
217	ANSYS, Inc. *		17,668
292	Autodesk, Inc. *		12,042
418	BMC Software, Inc. *		19,366
716	CA, Inc.		18,022
158	Cerner Corp. *		14,970
154	Citrix Systems, Inc. *		11,113
164	Dun & Bradstreet Corp.		13,719
587	Fidelity National Information Services, Inc.		23,257
313	Fiserv, Inc. *		27,491
176	Informatica Corp. *		6,067
268	MSCI, Inc. *		9,093
574	Oracle Corp.		18,563
260	Red Hat, Inc. *		13,146
180	SolarWinds, Inc. *		10,638
362	Solera Holdings, Inc.		21,115
102	VMware, Inc. *		8,046
			288,225
	TELECOMMUNICATIONS - 1.7%
869	Amdocs Ltd.		31,501
346	CenturyLink, Inc.		12,155
755	Cisco Systems, Inc.		15,787
1,201	Corning, Inc.		16,009
3,238	Frontier Communications Corp.		12,887
554	Juniper Networks, Inc. *		10,271
689	MetroPCS Communications, Inc. *		7,510
338	Motorola Solutions, Inc.		21,642
967	TW Telecom, Inc. *		24,359
321	Virgin Media, Inc.		15,720
			167,841
	TEXTILES - 0.4%
596	Cintas Corp.		26,302
129	Mohawk Industries, Inc. *		14,592
			40,894
	TOYS & GAMES - 0.2%
499	Mattel, Inc.		21,851

	TRANSPORTATION - 1.6%
280	CH Robinson Worldwide, Inc.		16,649
786	CSX Corp.		19,359
477	Expeditors International of Washington, Inc.		17,034
201	FedEx Corp.		19,738
254	JB Hunt Transport Services, Inc.		18,918
154	Kansas City Southern		17,079
163	Kirby Corp. *		12,518
226	Norfolk Southern Corp.		17,420
160	Union Pacific Corp.		22,786
			161,501
	WATER - 0.6%
685	American Water Works Co., Inc.		28,386
842	Aqua America, Inc.		26,472
			54,858

	TOTAL COMMON STOCK - (Cost - $8,849,030)		9,786,185

	SHORT-TERM INVESTMENTS - 1.3%
132,643	Fidelity Institutuional Money Market Funds - 0.42% **		132,643
	TOTAL SHORT-TERM INVESTMENTS - 1.3% (Cost - $132,643)

	TOTAL INVESTMENTS - 99.7% (Cost - $8,981,673) (a)		$ 9,918,828
	OTHER ASSETS LESS LIABLITIES - 0.3%		25,886
	NET ASSETS - 100.0%		$ 9,944,714

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,981,673 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 980,723
	Unrealized depreciation		(43,568)
	Net unrealized appreciation		$ 937,155

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
13	S&P Mini Future, June 2013	$ 1,015,788	$ 2,008
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 96.5%
	AEROSPACE/DEFENSE - 1.4%
291	AAR Corp.		$ 5,351
206	Astronics Corp. *		6,143
210	Cubic Corp.		8,971
253	Curtiss-Wright Corp.		8,779
725	Exelis, Inc.		7,895
244	Kaman Corp.		8,655
498	Orbital Sciences Corp. *		8,312
			54,106
	AGRICULTURE - 0.7%
166	Andersons, Inc.		8,884
257	Tejon Ranch Co. *		7,654
183	Universal Corp.		10,255
			26,793
	AIRLINES - 0.4%
98	Allegiant Travel Co.		8,700
214	Spirit Airlines, Inc. *		5,427
			14,127
	APPAREL - 0.5%
326	Iconix Brand Group, Inc. *		8,434
109	Oxford Industries, Inc.		5,788
145	True Religion Apparel, Inc.		3,786
			18,008
	AUTO MANUFACTERER - 0.1%
360	Wabash National Corp.		3,658

	AUTO PARTS & EQUIPMENT - 0.6%
221	Cooper Tire & Rubber Co.		5,671
159	Dorman Products, Inc.		5,916
191	Standard Motor Products, Inc.		5,295
390	Superior Industries International, Inc.		7,285
			24,167
	BANKS - 12.6%
382	1st Source Corp.		9,053
563	BancorpSouth, Inc.		9,177
215	Bank of the Ozarks, Inc.		9,536
265	Banner Corp.		8,435
691	BBCN Bancorp, Inc.		9,024
812	Boston Private Financial Holdings, Inc.		8,023
1,051	CapitalSource, Inc.		10,111
186	Cass Information Systems, Inc.		7,819
362	Cathay General Bancorp		7,283
599	Central Pacific Financial Corp. *		9,404
360	Chemical Financial Corp.		9,497
402	Citizens Republic Bancorp, Inc. *		9,065
276	City Holding Co.		10,982
490	Columbia Banking System, Inc.		10,770
400	Community Bank System, Inc.		11,852
930	CVB Financial Corp.		10,481
623	First Financial Bancorp		9,999
215	First Financial Bankshares, Inc.		10,449
445	First Interstate Bancsystem, Inc.		8,370
513	FirstMerit Corp.		8,480
833	FNB Corp.		10,079
606	Glacier Bancorp, Inc.		11,502
282	Home BancShares, Inc.		10,623
191	Iberiabank Corp.		9,554
323	Independent Bank Corp.		10,527
437	International Bancshares Corp.		9,090
370	MB Financial, Inc.		8,943
1,037	National Penn Bancshares, Inc.		11,086
548	NBT Bancorp, Inc.		12,138
617	Old National Bancorp		8,484

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BANKS (Continued) - 12.6%
339	PacWest Bancorp		$ 9,868
362	Pinnacle Financial Partners, Inc. *		8,456
435	PrivateBancorp, Inc.		8,226
219	SCBT Financial Corp.		11,038
433	Sterling Financial Corp.		9,392
1,990	Synovus Financial Corp.		5,512
181	Texas Capital Bancshares, Inc. *		7,321
428	Trustmark Corp.		10,704
226	UMB Financial Corp.		11,090
677	Umpqua Holdings Corp.		8,977
373	United Bankshares, Inc.		9,926
548	United Community Banks, Inc. *		6,214
910	Valley National Bancorp		9,318
526	ViewPoint Financial Group, Inc.		10,578
385	Walker & Dunlop, Inc. *		6,918
351	Webster Financial Corp.		8,515
423	WesBanco, Inc.		10,131
272	Westamerica Bancorporation		12,330
556	Western Alliance Bancorp *		7,695
338	Wintrust Financial Corp.		12,520
			474,565
	BEVERAGES - 0.2%
423	National Beverage Corp.		5,943

	BIOTECHNOLOGY - 0.9%
214	Acorda Therapeutics, Inc. *		6,854
175	Charles River Laboratories International, Inc. *		7,747
199	Medicines Co. *		6,651
1,258	PDL BioPharma, Inc.		9,196
624	Spectrum Pharmaceuticals, Inc.		4,655
			35,103
	BUILDING MATERIALS - 0.9%
290	AAON, Inc.		8,001
198	Apogee Enterprises, Inc.		5,732
187	Drew Industries, Inc.		6,790
426	Griffon Corp.		5,078
250	Simpson Manufacturing Co., Inc.		7,653
			33,254
	CHEMICALS - 2.5%
250	A Schulman, Inc.		7,890
149	American Vanguard Corp.		4,550
172	Balchem Corp.		7,558
140	Innophos Holdings, Inc.		7,638
182	Innospec, Inc.		8,059
359	Intrepid Potash, Inc.		6,735
232	Minerals Technologies, Inc.		9,630
371	Olin Corp.		9,357
273	PolyOne Corp.		6,664
109	Quaker Chemical Corp.		6,433
283	Sensient Technologies Corp.		11,063
144	Stepan Co.		9,086
			94,663
	COAL - 0.3%
290	Cloud Peak Energy, Inc. *		5,446
392	SunCoke Energy, Inc. *		6,401
			11,847
	COMMERCIAL SERVICES - 8.5%
455	ABM Industries, Inc.		10,119
178	Advisory Board Co. *		9,348
186	American Public Education, Inc. *		6,489
251	Apollo Group, Inc. *		4,365
141	Arbitron, Inc.		6,609
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 8.5%
269	Booz Allen Hamilton Holding Corp.		$ 3,615
272	Bridgepoint Education, Inc. *		2,783
266	Brink's Co.		7,517
192	Capella Education Co. *		5,979
246	Cardtronics, Inc. *		6,755
121	Chemed Corp.		9,678
578	Convergys Corp.		9,843
121	DeVry, Inc.		3,842
339	Electro Rent Corp.		6,285
516	Ennis, Inc.		7,776
262	ExlService Holdings, Inc. *		8,615
296	Forrester Research, Inc.		9,368
216	FTI Consulting, Inc. *		8,135
735	Global Cash Access Holdings, Inc. *		5,182
215	Grand Canyon Education, Inc. *		5,459
149	H&E Equipment Services, Inc.		3,040
344	Healthcare Services Group, Inc.		8,817
221	Heartland Payment Systems, Inc.		7,286
174	Huron Consulting Group, Inc. *		7,016
251	ICF International, Inc. *		6,827
226	Insperity, Inc.		6,412
187	K12, Inc. *		4,509
343	Kelly Services, Inc.		6,407
354	Korn/Ferry International *		6,322
140	Landauer, Inc.		7,893
246	Matthews International Corp.		8,583
252	McGrath RentCorp.		7,837
176	Monro Muffler Brake, Inc.		6,989
246	Multi-Color Corp.		6,344
515	Navigant Consulting, Inc. *		6,767
218	On Assignment, Inc. *		5,518
229	PAREXEL International Corp. *		9,048
630	Resources Connection, Inc.		8,001
273	RPX Corp. *		3,852
397	Standard Parking Corp. *		8,218
849	Stewart Enterprises, Inc.		7,887
74	Strayer Education, Inc.		3,580
165	Team, Inc. *		6,777
481	TeleTech Holdings, Inc. *		10,202
387	TMS International Corp. *		5,108
279	TrueBlue, Inc. *		5,898
222	Valassis Communications, Inc.		6,631
			319,531
	COMPUTERS - 2.5%
153	CACI International, Inc. *		8,854
311	Computer Task Group, Inc.		6,652
275	Electronics for Imaging, Inc. *		6,974
359	iGATE Corp. *		6,753
284	Insight Enterprises, Inc. *		5,856
213	J2 Global, Inc.		8,352
350	KEYW Holding Corp. *		5,646
98	Manhattan Associates, Inc. *		7,280
490	Mentor Graphics Corp.		8,845
141	MTS Systems Corp.		8,199
258	Netscout Systems, Inc. *		6,339
398	Super Micro Computer, Inc. *		4,493
142	Synaptics, Inc. *		5,778
194	Vitusa Corp. *		4,609
			94,630
	COSMETICS/PERSONAL CARE - 0.4%
146	Elizabeth Arden, Inc. *		5,877
305	Inter Parfums, Inc.		7,451
			13,328
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	DISTRIBUTION/WHOLESALE - 1.5%
172	Beacon Roofing Supply, Inc. *		$ 6,649
151	Core-Mark Holding Co., Inc.		7,748
65	MWI Veterinary Supply, Inc. *		8,597
381	Owens & Minor, Inc.		12,405
218	ScanSource, Inc. *		6,152
132	Titan Machinery, Inc. *		3,663
258	United Stationers, Inc.		9,972
			55,186
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
220	Cohen & Steers, Inc.		7,935
389	Duff & Phelps Corp.		6,033
148	Ellie Mae, Inc. *		3,560
234	Encore Capital Group, Inc. *		7,044
205	Financial Engines, Inc.		7,425
114	Greenhill & Co., Inc.		6,085
506	Higher One Holdings, Inc. *		4,498
696	Interactive Brokers Group, Inc.		10,377
710	Janus Capital Group, Inc.		6,674
170	MarketAxess Holdings, Inc.		6,341
244	Nelnet, Inc.		8,247
55	Portfolio Recovery Associates, Inc. *		6,981
360	SeaCube Container Leasing Ltd.		8,266
203	Stifel Financial Corp. *		7,038
38	Virtus Investment Partners, Inc. *		7,079
202	WageWorks, Inc. *		5,056
113	World Acceptance Corp. *		9,703
			118,342
	ELECTRIC - 3.3%
335	ALLETE, Inc.		16,422
548	Avista Corp.		15,015
433	El Paso Electric Co.		14,571
733	Empire District Electric Co.		16,419
235	MGE Energy Inc.		13,028
320	Pike Electric Corp.		4,554
548	PNM Resources, Inc.		12,763
387	UIL Holdings Corp.		15,321
314	UNS Energy Corp.		15,367
			123,460
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
267	Encore Wire Corp.		9,350
163	EnerSys, Inc. *		7,430
606	GrafTech International Ltd. *		4,654
141	Littelfuse, Inc.		9,567
			31,001
	ELECTRONICS - 2.8%
131	American Science & Engineering, Inc.		7,990
87	Analogic Corp.		6,875
113	Badger Meter, Inc.		6,048
395	Benchmark Electronics, Inc. *		7,118
107	Coherent, Inc.		6,071
211	ESCO Technologies, Inc.		8,621
93	FARO Technologies, Inc. *		4,035
419	II-VI, Inc. *		7,140
291	InvenSense, Inc. *		3,108
196	Measurement Specialties, Inc. *		7,795
431	Methode Electronics, Inc.		5,551
56	OSI Systems, Inc. *		3,488
271	Park Electrochemical Corp.		6,867
167	Plexus Corp. *		4,060
232	Rofin-Sinar Technologies, Inc. *		6,285
403	Vishay Intertechnology, Inc. *		5,485
170	Watts Water Technologies, Inc.		8,158
			104,695
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ENERGY-ALTERNATE SOURCES - 0.2%
536	FutureFuel Corp.		$ 6,512

	ENGINEERING & CONSTRUCTION - 0.8%
275	Aegion Corp. *		6,366
231	Dycom Industries, Inc. *		4,548
151	Exponent, Inc.		8,145
262	Mistras Group, Inc.*		6,343
239	MYR Group, Inc. *		5,870
			31,272
	ENTERTAINMENT - 0.8%
172	Bally Technologies, Inc. *		8,939
127	Churchill Downs, Inc.		8,895
230	Multimedia Games Holding Co., Inc. *		4,800
397	SHFL Entertainment, Inc. *		6,578
			29,212
	ENVIRONMENTAL CONTROL - 0.9%
503	Darling International, Inc. *		9,034
161	Mine Safety Appliances Co.		7,989
298	Tetra Tech, Inc. *		9,086
277	US Ecology, Inc.		7,354
			33,463
	FOOD - 2.7%
130	Annie's, Inc. *		4,974
291	B&G Foods, Inc.		8,873
214	Calavo Growers, Inc.		6,159
201	Cal-Maine Foods, Inc.		8,555
268	Chefs' Warehouse, Inc. *		4,950
474	Ingles Markets, Inc.		10,181
159	J&J Snack Foods Corp.		12,225
148	Lancaster Colony Corp.		11,396
188	Post Holdings, Inc. *		8,071
321	Snyders-Lance, Inc.		8,108
405	Spartan Stores, Inc.		7,108
404	Tootsie Roll Industries, Inc.		12,071
			102,671
	FOREST PRODUCTS & PAPER - 1.2%
673	Boise, Inc.		5,828
169	Clearwater Paper Corp. *		8,904
223	KapStone Paper and Packaging Corp.		6,199
226	Neenah Paper, Inc.		6,952
428	PH Glatfelter Co.		10,007
231	Schweitzer-Mauduit International, Inc.		8,947
			46,837
	GAS - 0.3%
201	Chesapeake Utilities Corp.		9,859

	HAND/MACHINE TOOLS - 0.2%
248	Franklin Electric Co., Inc.		8,325

	HEALTHCARE PRODUCTS - 2.7%
140	Abaxis, Inc.		6,625
196	ABIOMED, Inc. *		3,659
226	Cantel Medical Corp.		6,795
145	Cyberonics, Inc. *		6,787
161	Cynosure, Inc. *		4,213
158	Genomic Health, Inc. *		4,468
260	Hanger, Inc. *		8,198
178	Hill-Rom Holdings, Inc.		6,269
186	ICU Medical, Inc. *		10,965
201	Integra LifeSciences Holdings Corp. *		7,841
349	Luminex Corp. *		5,765
363	Masimo Corp.		7,122
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HEALTHCARE PRODUCTS (Continued) - 2.7%
362	Meridian Bioscience, Inc.		$ 8,261
611	Merit Medical Systems, Inc. *		7,491
313	Volcano Corp. *		6,967
			101,426
	HEALTHCARE SERVICES - 1.4%
151	Air Methods Corp.		7,284
290	Amsurg Corp. *		9,756
221	Bio-Reference Labs, Inc. *		5,742
298	Ensign Group, Inc.		9,953
144	IPC The Hospitalist Co., Inc. *		6,405
125	Magellan Health Services, Inc. *		5,946
432	Select Medical Holdings Corp.		3,888
334	Vanguard Health Systems, Inc. *		4,967
			53,941
	HOLDING COMPANIES - 0.2%
371	Primoris Services Corp.		8,203

	HOME BUILDERS - 0.1%
142	Thor Industries, Inc.		5,224

	HOME FURNISHINGS - 0.4%
189	Ethan Allen Interiors, Inc.		6,222
300	La-Z-Boy, Inc.		5,661
201	Select Comfort Corp. *		3,974
			15,857
	HOUSEHOLD PRODUCTS - 0.3%
166	Tumi Holdings, Inc. *		3,476
170	WD-40 Co.		9,311
			12,787
	INSURANCE - 2.2%
447	Employers Holdings, Inc.		10,482
483	Horace Mann Educators Corp.		10,071
371	Kemper Corp.		12,098
328	Primerica, Inc.		10,752
145	RLI Corp.		10,418
451	Selective Insurance Group, Inc.		10,828
206	StanCorp Financial Group, Inc.		8,809
571	Symetra Financial Corp.		7,657
			81,115
	INTERNET - 1.6%
113	Blue Nile, Inc. *		3,893
113	BroadSoft, Inc. *		2,991
563	Dice Holdings, Inc. *		5,703
250	HealthStream, Inc. *		5,735
104	Liquidity Services, Inc. *		3,100
403	NIC, Inc.		7,722
83	OpenTable, Inc. *		5,227
577	Perficient, Inc. *		6,728
484	Sapient Corp. *		5,900
146	SPS Commerce, Inc. *		6,230
163	Stamps.com, Inc. *		4,070
72	Zillow, Inc. *		3,936
			61,235
	INVESTMENT COMPANIES - 1.6%
1,018	BlackRock Kelso Capital Corp.		10,180
1,131	Fifth Street Finance Corp.		12,464
226	Main Street Capital Corp.		7,252
927	PennantPark Investment Corp.		10,466
535	Solar Capital Ltd.		12,567
237	Triangle Capital Corp.		6,634
			59,563
	IRON/STEEL - 0.3%
400	Commercial Metals Co.		6,340
293	Metals USA Holdings Corp.		6,050
			12,390
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	LEISURE TIME - 0.2%
122	Life Time Fitness, Inc. *		$ 5,219
130	WMS Industries, Inc. *		3,277
			8,496
	LODGING - 0.2%
236	Ameristar Casinos, Inc.		6,190

	MACHINERY-CONSTRUCTION & MINING - 0.2%
190	Astec Industries, Inc.		6,637

	MACHINERY-DIVERSIFIED - 1.5%
204	Applied Industrial Technologies, Inc.		9,180
78	Chart Industries, Inc. *		6,241
173	Cognex Corp.		7,292
324	Columbus McKinnon Corp.*		6,237
88	DXP Enterprises, Inc. *		6,573
72	Lindsay Corp.		6,349
102	NACCO Industries, Inc.		5,443
154	Tennant Co.		7,478
			54,793
	MEDIA - 0.9%
766	Belo Corp.		7,530
2,882	Crown Media Holdings, Inc. *		5,908
392	LIN TV Corp. *		4,308
234	Meredith Corp.		8,953
307	Sinclair Broadcast Group, Inc.		6,214
			32,913
	METAL FABRICATE & HARDWARE - 1.1%
158	CIRCOR International, Inc.		6,715
109	Haynes International, Inc.		6,028
154	Mueller Industries, Inc.		8,207
192	RBC Bearings, Inc. *		9,707
177	Sun Hydraulics Corp.		5,754
220	Worthington Industries, Inc.		6,816
			43,227
	MINING - 1.0%
293	Allied Nevada Gold Corp. *		4,823
206	AMCOL International Corp.		6,219
255	Gold Resource Corp.		3,323
141	Kaiser Aluminum Corp.		9,116
217	Materion Corp.		6,184
345	Stillwater Mining Co. *		4,461
161	US Silica Holdings, Inc.		3,796
			37,922
	MISCELLANEOUS MANUFACTURING - 2.3%
101	American Railcar Industries, Inc.		4,721
110	AZZ, Inc.		5,302
412	Blount International, Inc. *		5,513
204	EnPro Industries, Inc. *		10,439
322	GP Strategies Corp. *		7,683
387	Hillenbrand, Inc.		9,783
403	John Bean Technologies Corp.		8,362
138	LSB Industries, Inc. *		4,800
118	Movado Group, Inc.		3,955
460	Myers Industries, Inc.		6,422
125	Polypore International, Inc. *		5,022
77	Proto Labs, Inc. *		3,781
228	Raven Industries, Inc.		7,663
92	Sturm Ruger & Co., Inc.		4,667
			88,113
	OFFICE FURNISHINGS - 0.6%
277	Herman Miller, Inc.		7,664
420	Knoll, Inc.		7,615
429	Steelcase, Inc.		6,319
			21,598
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	OIL & GAS - 0.2%
205	Stone Energy Corp. *		$ 4,459
280	Swift Energy Co. *		4,147
			8,606
	OIL & GAS SERVICES - 1.6%
256	C&J Energy Services, Inc. *		5,862
337	Flotek Industries, Inc. *		5,510
42	Geospace Technologies Corp. *		4,533
113	Hornbeck Offshore Services, Inc. *		5,250
687	ION Geophysical Corp. *		4,679
336	Matric Service Co. *		5,006
552	Newpark Resources, Inc. *		5,123
407	Pioneer Energy Services Corp. *		3,358
151	SEACOR Holdings, Inc.		11,126
357	Tesco Corp. *		4,780
259	Thermon Group Holdings, Inc. *		5,752
			60,979
	PHARMACEUTICALS - 1.2%
421	Akorn, Inc. *		5,822
166	Hi-Tech Pharmacal Co., Inc.		5,496
376	Impax Laboratories, Inc. *		5,806
179	Neogen Corp. *		8,873
483	PharMerica Corp. *		6,762
57	Questcor Pharmaceuticals, Inc.		1,855
307	Santarus, Inc. *		5,320
120	USANA Health Sciences, Inc. *		5,800
			45,734
	REAL ESTATE - 0.3%
172	Alexander & Baldwin, Inc. *		6,149
298	HFF, Inc.		5,939
			12,088
	RETAIL - 7.1%
213	AFC Enterprises, Inc. *		7,738
142	America's Car-Mart, Inc. *		6,637
174	ANN, Inc. *		5,050
165	Asbury Automotive Group, Inc. *		6,054
184	BJ's Restaurants, Inc. *		6,124
229	Bob Evans Farms, Inc.		9,760
77	Buffalo Wild Wings, Inc. *		6,740
113	Cash America International, Inc.		5,929
238	Cato Corp.		5,745
281	Cheesecake Factory, Inc.		10,849
93	Coinstar, Inc. *		5,433
124	Cracker Barrel Old Country Store, Inc.		10,025
1,355	Denny's Corp. *		7,818
98	DineEquity, Inc.		6,741
214	Express, Inc. *		3,811
259	Ezcorp, Inc. *		5,517
169	First Cash Financial Services, Inc. *		9,859
148	Francesca's Holdings Corp. *		4,242
537	Fred's, Inc.		7,346
105	Genesco, Inc. *		6,310
124	Group 1 Automotive, Inc.		7,449
306	Haverty Furniture Co., Inc.		6,291
154	Hibbett Sports, Inc. *		8,666
282	Jack in the Box, Inc. *		9,754
135	Jos A Bank Clothiers, Inc. *		5,387
348	Krispy Kreme Doughnuts, Inc. *		5,025
140	Lithia Motors, Inc.		6,647
68	Lumber Liquidators Holdings, Inc. *		4,775
132	Mattres Firm Holding Corp. *		4,559
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	RETAIL (Continued) - 7.1%
141	Papa John's International, Inc. *		$ 8,717
348	PC Connection, Inc.		5,690
107	Red Robin Gourmet Burgers, Inc. *		4,879
223	Rue21, Inc. *		6,554
247	Rush Enterprises, Inc. *		5,958
289	Shoe Carnival, Inc.		5,907
240	Sonic Automotive, Inc.		5,318
574	Sonic Corp. *		7,393
463	Texas Roadhouse, Inc.		9,348
205	Vera Bradley, Inc. *		4,844
97	Vitamin Shoppe, Inc.*		4,739
164	Zumiez, Inc. *		3,756
			269,384
	SAVINGS & LOANS - 4.0%
855	Astoria Financial Corp.		8,430
984	Beneficial Mutual Bancorp, Inc. *		10,135
463	Berkshire Hills Bancorp, Inc.		11,825
1,244	Brookline Bancorp, Inc.		11,370
1,586	Capitol Federal Financial, Inc.		19,143
476	EverBank Financial Corp.		7,331
598	Investors Bancorp, Inc.		11,231
895	Kearny Financial Corp.		9,129
1,020	Northfield Bancorp, Inc.		11,587
1,125	Northwest Bancshares, Inc.		14,276
801	Oritani Financial Corp.		12,408
764	Provident Financial Services, Inc.		11,666
632	Washington Federal, Inc.		11,060
			149,591
	SEMICONDUCTORS - 2.1%
241	Cabot Microelectronics Corp. *		8,375
146	Cirrus Logic, Inc. *		3,321
291	Diodes, Inc. *		6,105
737	Entegris, Inc. *		7,267
511	Kulicke & Soffa Industries, Inc. *		5,907
285	MKS Instruments, Inc.		7,752
260	Monolithic Power Systems, Inc.		6,336
814	Photronics, Inc. *		5,437
461	QLogic Corp. *		5,348
172	Silicon Laboratories, Inc. *		7,114
141	Ultratech, Inc. *		5,574
129	Veeco Instruments, Inc. *		4,945
374	Volterra Semiconductor Corp. *		5,311
			78,792
	SOFTWARE - 3.8%
365	Acxiom Corp. *		7,446
212	Advent Software, Inc. *		5,930
140	Computer Programs & Systems, Inc.		7,576
405	CSG Systems International, Inc. *		8,582
242	Ebix, Inc.		3,925
264	EPAM Systems, Inc. *		6,133
530	EPIQ Systems, Inc.		7,436
152	Fair Isaac Corp.		6,945
417	InnerWorkings, Inc. *		6,313
268	Mantech International Corp.		7,201
106	Medidata Solutions, Inc. *		6,146
51	MicroStrategy, Inc. *		5,155
271	Monotype Imaging Holdings, Inc.		6,436
373	Omnicell, Inc. *		7,042
309	PDF Solutions, Inc. *		4,950
156	PROS Holdings, Inc. *		4,239
200	Quality Systems, Inc.		3,656
145	Synchronoss Technologies, Inc.		4,499
278	SYNNEX Corp. *		10,286
300	Tangoe, Inc. *		3,717
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	SOFTWARE (Continued) - 3.8%
150	Tyler Technologies, Inc. *		$ 9,189
255	Verint Systems, Inc. *		9,320
			142,122
	STORAGE/WAREHOUSING - 0.3%
171	Mobile Mini, Inc. *		5,033
559	Wesco Aircraft Holdings, Inc. *		8,228
			13,261
	TELECOMMUNICATIONS - 1.9%
682	8x8, Inc. *		4,672
257	ADTRAN, Inc.		5,050
128	Atlantic Tele-Network, Inc.		6,209
398	CalAmp Corp. *		4,366
431	Comtech Telecommunications Corp.		10,465
118	InterDigital, Inc.		5,644
844	Iridium Communications, Inc. *		5,081
229	Ixia *		4,955
166	NETGEAR, Inc. *		5,563
178	Plantronics, Inc.		7,866
405	Polycom, Inc. *		4,487
516	Premiere Global Services, Inc. *		5,671
171	Ubiquiti Networks, Inc.		2,346
			72,375
	TEXTILES - 0.3%
103	UniFirst Corp.		9,322

	TRANSPORTATION - 2.8%
116	Atlas Air Worldwide Holdings, Inc. *		4,728
200	CAI International, Inc. *		5,764
280	Celadon Group, Inc.		5,841
144	Con-way, Inc.		5,070
349	Echo Global Logistics, Inc. *		7,720
194	Forward Air Corp.		7,234
737	Heartland Express, Inc.		9,832
195	Hub Group, Inc. *		7,500
548	Knight Transportation, Inc.		8,823
368	Marten Transport Ltd.		7,408
302	Matson, Inc.		7,429
229	Roadrunner Transportation Systems, Inc. *		5,267
158	Saia, Inc. *		5,715
262	Swift Transportation Co. *		3,715
463	UTi Worldwide, Inc.		6,704
353	Werner Enterprises, Inc.		8,521
			107,271
	TRUCKING & LEASING - 0.3%
154	Greenbrier Cos., Inc. *		3,497
173	TAL International Group, Inc.		7,839
			11,336
	WATER - 0.7%
214	American States Water Co.		12,320
651	California Water Service Group		12,955
			25,275

	TOTAL COMMON STOCK (Cost- $3,367,122)		3,642,324

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
106,976	Fidelity Institutional Money Market Funds - 0.42% **		106,976
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $106,976)

	TOTAL INVESTMENTS - 99.3% (Cost- $3,474,098) (a)		$ 3,749,300
	OTHER ASSETS LESS LIABILITIES - 0.7%		25,989
	NET ASSETS - 100.0%		$ 3,775,289

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,474,098 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 319,151
	Unrealized depreciation		(43,949)
	Net unrealized appreciation		$ 275,202

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
6	Russell Mini Future, June 2013	$ 568,440	$ 290
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 97.7%
	ADVERTISING - 0.5%
446	Dentsu, Inc.		$ 13,254
391	IPSOS		13,694
483	JC DECAUX SA		13,248
			40,196
	AEROSPACE/DEFENSE - 0.7%
234	European Aeronautic Defence and Space Co. NV		11,918
831	Kongsberg Gruppen AS		16,474
186	MTU Aero Engines Holding AG		17,634
765	Saab AB		16,562
			62,588
	AGRICULTURE - 1.7%
510	British American Tobacco PLC		27,294
146,067	CP Pokphand Co. Ltd.		16,178
9,939	First Resources Ltd.		14,656
182,136	GMG Global Ltd.		18,346
35,653	Golden Agri-Resources Ltd.		16,663
20,165	Indofood Agri Resources Ltd.		20,067
450	Japan Tabacco, Inc.		14,363
511	Swedish Match AB		15,873
			143,440
	AIRLINES - 0.2%
2,435	Ryanair Holdings PLC		18,587

	APPAREL - 1.3%
190	Adidas AG		19,729
346	Gerry Weber International AG		15,021
128	Hugo Boss AG		14,349
1,288	Prada SpA		13,104
6,464	Stella International Holdings Ltd.		19,397
94	Tod's SpA		13,470
6,264	Yue Yuen Industrial Holdings Ltd.		20,410
			115,480
	AUTO MANUFACTURERS - 2.5%
159	Bayerische Motoren Werke AG		13,730
865	Daihatsu Motor Co. Ltd.		17,897
253	Daimler AG		13,776
1,103	Fiat Industrial SpA		12,410
1,744	Fiat SpA *		9,285
808	Fuji Heavy Industries Ltd.		12,736
1,303	Hino Motors Ltd.		14,061
399	Honda Motor Co. Ltd.		15,257
2,319	Isuzu Motors Ltd.		13,966
1,407	Nissan Motor Co. Ltd.		13,554
721	Scania AB		15,089
697	Suzuki Motor Corp.		15,539
365	Toyota Motor Corp.		18,706
77	Volkswagen AG		14,496
986	Volvo AB		14,345
			214,847
	AUTO PARTS & EQUIPMENT - 2.1%
400	Aisin Seiki Co. Ltd.		14,636
967	Brembo SpA		15,519
482	Bridgestone Corp.		16,126
116	Continental AG		13,880
366	Denso Corp.		15,452
441	ElringKlinger AG		13,338
476	Mekonomen AB		16,043
247	Nokian Renkaat OYJ		10,996
334	NORMA Group AG		10,554
1,220	Pirelli & Co. SpA		12,811
1,095	Sumitomo Electric Industries Ltd.		13,363
507	Toyota Industries Corp.		18,551
238	Valeo SA		12,890
			184,159
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BANKS - 6.8%
459	Aareal Bank AG *		$ 9,763
12,655	Banca Carige SpA		8,434
688	Banca Generali SpA		13,063
1,338	Banco Santander SA		8,998
2,852	Bank Hapoalim BM *		12,910
3,474	Bank Leumi Le-Israel BM *		12,233
4,410	Bank of Yokohama Ltd.		25,481
181	BNP Paribas SA		9,297
2,854	CaixaBank		9,666
3,504	Chiba Bank Ltd.		25,159
1,940	Comdirect Bank AG		20,291
2,051	Credito Emiliano SpA		10,509
751	Danske Bank *		13,440
2,662	DBS Group Holdings Ltd.		34,321
965	DNB ASA		14,125
1,045	First International Bank of Israel Ltd. *		14,935
1,919	HSBC Holdings PLC		20,456
7,154	Israel Discount Bank Ltd. *		12,222
2,914	Mitsubishi UFJ Financial Group, Inc.		17,456
1,371	Mizrahi Tefahot Bank Ltd. *		14,611
7,016	Mizuho Financial Group, Inc.		14,978
2,090	Natixis		7,942
1,445	Nordea Bank AB		16,374
3,816	Oversea-Chinese Banking Corp. Ltd.		32,748
859	Pohjola Bank PLC		12,497
3,950	Resona Holdings, Inc.		20,767
2,506	Shizuoka Bank Ltd.		28,188
1,530	Skandinaviska Enskilda Banken AB		15,376
2,240	SpareBank 1 SMN		17,725
2,197	SpareBank 1 SR Bank ASA		18,699
418	Sumitomo Mitsui Financial Group, Inc.		17,049
2,967	Sumitomo Mitsui Trust Holdings, Inc.		14,024
437	Svenska Handelsbanken AB		18,687
668	Swedbank AB		15,200
1,795	United Overseas Bank Ltd.		29,478
			587,102
	BEVERAGES - 0.9%
187	Anheuser-Busch InBev NV		18,532
1,035	Asahi Group Holdings Ltd.		24,724
2,198	Davide Campari-Milano SpA		17,116
258	Heineken NV		19,462
			79,834
	BIOTECHNOLOGY - 0.2%
494	Novozymes A/S		16,755

	BUILDING MATERIALS - 0.6%
85	Geberit AG		20,927
206	Imerys SA		13,423
867	Nibe Industrier AB		15,083
			49,433
	CHEMICALS - 2.8%
3,451	Asahi Kasei Corp.		23,202
171	BASF SE		14,988
125	Brenntag AG		19,532
880	Clariant AG		12,238
1,244	Frutatom Industries Ltd.		16,756
1,076	Israel Chemicals Ltd.		13,891
388	K+S AG		18,317
291	Koninklijke DSM NV		16,953
170	Lanxess AG		12,104
105	Linde AG		19,539
279	Nitto Denko Corp.		16,684
285	Shin-Etsu Chemical Co. Ltd.		18,798
540	Symrise AG		21,472
362	Yara International ASA		16,370
			240,844
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	COMMERCIAL SERVICES - 3.0%
822	Abertis Infraestructuras SA		$ 13,825
243	Adecco SA		13,312
1,582	Ashtead Group PLC.		14,079
1,046	Autostrada Torino-Milano SpA		12,232
826	Atlantia SpA		13,055
131	Bertrandt AG		15,294
19,902	CWT Ltd.		24,777
8,218	Ezion Holdings Ltd.		14,370
587	Hamburger Hafen und Logistik AG		12,806
1,028	Intrum Justitia AB		19,888
992	Loomis AB		18,430
2,042	Prosegur Cia de Seguridad SA		11,264
1,066	Ramirent OYJ		10,093
1,745	Securitas AB		16,438
82,635	Shenzhen International Holdings Ltd.		9,897
6,590	SIA Engineering Co. Ltd.		25,171
621	Wirecard AG		17,312
			262,243
	COMPUTERS - 0.6%
387	Alten SA		15,341
903	Indra Sistemas SA		10,774
227	Ingenico		13,457
240	Wincor Nixdorf AG		11,931
			51,503
	COSMETICS - 0.2%
671	Kao Corp.		21,666

	DISTRIBUTION/WHOLESALE - 1.7%
8,287	Digital China Holdings Ltd.		11,206
1,774	ITOCHU Corp.		21,650
447	Jardine Cycle & Carriage Ltd.		18,417
2,519	Marubeni Corp.		19,157
960	Mitsubishi Corp.		17,946
1,395	Mitsui & Co. Ltd.		19,528
1,814	Sumitomo Corp.		22,793
695	Toyota Tsusho Corp.		17,701
			148,398
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
16,990	ARA Asset Management Ltd.		26,286
751	Azimut Holding SpA		12,159
536	Bolsas y Mercados Espanoles SA		13,175
9,665	COSCO Pacific Ltd.		13,941
269	Deutsche Boerse AG		16,304
18,171	Far East Horizon Ltd.		12,005
1,002	Hong Kong Exchanges and Clearing Ltd.		17,060
14,794	Hong Leong Finance Ltd.		33,141
117	Japan Exchange Group, Inc.		10,836
1,876	MLP AG		12,522
2,016	Nomura Holdings, Inc.		12,419
1,540	ORIX Corp.		19,563
4,623	Singapore Exchange Ltd.		28,684
32,276	UOB-Kay Hian Holdings Ltd.		44,344
			272,439
	ELECTRIC - 1.8%
2,238	ACEA SpA		11,829
4,793	EDP - Energias de Portugal SA		14,770
553	Endesa SA		11,695
3,552	Enel SpA		11,602
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ELECTRIC (Continued) - 1.8%
803	Fortum OYJ		$ 16,194
1,959	Iberdrola SA		9,131
11,719	Infratil Ltd.		23,380
269	Red Electrica Corp SA		13,545
8,496	Redes Energeticas Nacionais SGPS SA		24,524
663	Verbund AG		14,383
			151,053
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
2,772	Hitachi Ltd.		16,075
405	Legrand SA		17,676
263	Leoni AG		10,193
1,698	Mitsubishi Electric Corp.		13,725
269	Nidec Corp.		16,057
578	Prysmian SpA		11,901
258	Solar Technology AG		6,180
			91,807
	ELECTRONICS - 1.9%
548	Axis Communications AB		14,262
1,328	Hoya Corp.		24,910
72	Keyence Corp.		22,024
208	Kyocera Corp.		18,977
4,590	Premier Farnell PLC		15,539
604	Rexel SA		13,192
4,587	Venture Corp. Ltd.		32,009
6,033	WBL Corp. Ltd.		20,564
			161,477
	ENERGY-ALTERNATE SOURCES - 0.1%
6,048	Enel Green Power SpA		11,351

	ENGINEERING & CONSTRUCTION - 3.8%
837	ABB Ltd.		18,879
2,491	Abengoa SA		7,078
514	AF AB		15,192
585	Aker Solutions ASA		10,858
574	Arcadis NV		15,902
170	Bilfinger SE		17,672
387	Bouygues SA		10,506
293	Fraport AG Frankfurt Airport Services Worldwide		16,436
645	JGC Corp.		16,483
596	JM AB		14,138
586	Leighton Holdings Ltd.		12,541
340	Obrascon Huarte Lain SA		11,184
2,748	Peab AB		15,401
9,294	SATS Ltd.		22,767
5,117	SembCorp Industries Ltd.		21,400
5,184	Shikun & Binui Ltd.		10,876
7,831	Singapore Technologies Engineering Ltd.		27,197
1,024	Skanska AB		18,521
290	Tecnicas Reunidas SA		13,600
7,400	United Engineers Ltd.		18,962
578	YIT OYJ		12,050
			327,643
	ENTERTAINMENT - 1.0%
480	Betsson AB		15,440
15,124	Genting Singapore PLC		18,219
744	Lottomatica Group SpA		17,496
856	OPAP SA		6,765
148	Oriental Land Co. Ltd.		24,208
			82,128
	ENVIRONMENTAL - 0.4%
18,470	Hyflux Ltd.		21,730
1,445	Tomra Systems ASA		14,076
			35,806
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	FOOD - 4.1%
2,633	Austevoll Seafood ASA		$ 15,795
547	Axfood AB		22,257
532	Chr Hansen Holding A/S		19,756
1,964	Distribuidora Internacional de Alimentacion SA		13,596
903	Ebro Foods SA		17,956
757	Jeronimo Martins SGPS SA		14,757
467	Kesko OYJ		14,600
1,576	Koninklijke Ahold NV		24,171
10,083	Olam International Ltd.		13,975
870	Osem Investments Ltd.		16,608
6,303	Parmalat SpA		16,091
1,307	Salmar ASA *		11,559
657	Seven & I Holdings Co. Ltd.		21,737
1,033	Strauss Group Ltd.		14,496
490	Suedzucker AG		20,713
4,239	Super Group Ltd.		13,322
643	Unilever PLC		27,163
285	Viscofan SA		14,956
6,347	Wilmar International Ltd.		17,645
424	Yakult Honsha Co Ltd.		17,068
2,276	Yeo Hiap Seng Ltd.		5,190
			353,411
	FOREST PRODUCTS - 0.9%
1,291	BillerudKorsnas AB		12,429
680	Holmen AB		20,235
5,232	Portucel SA		18,015
710	Smurfit Kappa Group PLC		11,750
1,905	Stora Enso OYJ		12,305
			74,734
	GAS - 1.0%
624	Enagas SA		14,542
575	Gas Natural SDG SA		10,187
5574	Osaka Gas Co. ltd.		24,332
3,795	Snam SpA		17,313
4,203	Tokyo Gas Co. Ltd.		22,678
			89,052
	HAND/MACHINE TOOLS - 1.3%
476	Gildemeister AG		10,039
366	Konecranes OYJ		12,091
335	KUKA AG *		14,619
311	Makita Corp.		13,774
911	Sandvik AB		14,016
171	Schindler Holding AG		25,059
97	SMC Corp.		18,730
			108,328
	HEALTHCARE PRODUCTS - 2.8%
19,576	Biosensors International Group Ltd.		20,586
605	Carl Zeiss Meditec AG		19,051
418	Coloplast A/S		22,507
435	DiaSorin SpA		15,235
1,122	Elekta AB		17,047
176	Fresenius SE & Co KGaA		21,741
578	Getinge AB		17,661
357	Luxottica Group SpA		17,912
1,208	Nobel Biocare Holding AG		12,090
2,550	Smith & Nephew PLC		29,407
5,869	Sorin SpA *		15,074
295	Sysmex Corp.		17,922
386	Terumo Corp.		16,502
			242,735
	HEALTHCARE SERVICES - 0.6%
336	Fresenius Medical Care AG & Co. KGaA		22,695
8,320	Raffles Medical Group Ltd.		21,990
460	Rhoen Klinikum AG		9,773
			54,458
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HOLDINGS COMPANIES - 1.4%
474	Exor SpA		$ 13,251
413	GEA Group AG		13,622
5,595	Haw Par Corp. Ltd.		34,805
2,935	Keppel Corp. Ltd.		26,488
15,360	Noble Group Ltd.		15,038
2,061	Wharf Holdings Ltd.		18,368
			121,572
	HOME BUILDERS - 0.4%
1,607	Sekisui House Ltd.		21,762
36,628	Ying Li International Real Estate Ltd. *		13,872
			35,634
	HOME FURNISHINGS - 0.4%
705	De'Longhi SpA		11,107
589	Electrolux AB		14,995
11,569	TCL Multimedia Technology Holdings Ltd.		8,969
			35,071
	HOUSEHOLD PRODUCTS - 0.7%
11,867	OSIM International Ltd.		19,077
341	Reckitt Benckiser Group PLC		24,412
154	Societe BIC SA		17,898
			61,387
	INSURANCE - 4.0%
1,911	Aegon NV		11,501
110	Allianz SE		14,952
623	Assicurazioni Generali SpA		9,703
2,827	Aviva PLC		12,706
829	CNP Assurances		11,385
1,214	Gjensidige Forsikring ASA		19,990
1,647	Great Eastern Holdings Ltd.		23,876
489	Grupo Catalana Occidente SA		10,583
223	Hannover Rueckversicherung SE		17,506
1,528	Lancashire Holdings Ltd.		18,757
2,448	Mapfre SA		7,572
101	Muenchener Rueckversicherungs AG		18,905
9,400	RSA Insurance Group PLC		16,603
534	Sampo		20,552
710	SCOR SE		20,403
1,112	Sony Financial Holdings, Inc.		16,535
2,288	Storebrand ASA		8,864
261	Swiss Re AG		21,228
263	Tryg A/S		21,243
321	Vienna Insurance Group AG		15,558
80	Zurich Insurance Group AG		22,267
			340,689
	INTERNET - 0.7%
1,260	Atea ASA		13,835
93	Iliad SA		19,800
32	Yahoo Japan Corp.		14,700
712	Yoox SpA *		13,354
			61,689
	IRON/STEEL - 0.1%
2,563	Ferrexpo PLC		6,732

	LEISURE TIME - 0.2%
253	Shimano, Inc.		20,638

	LODGING - 1.4%
2,218	City Developments Ltd.		20,250
29,260	GuocoLeisure Ltd.		20,748
6,355	Hotel Properties Ltd.		16,848
655	Intercontinental Hotels Group PLC		19,947
1,223	Melia Hotels International SA		8,316
2,424	Millennium & Copthorne Hotels PLC		20,929
7,069	Overseas Union Enterprise Ltd.		17,487
			124,525
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value

	MACHINERY CONSTRUCTION & MINING - 0.8%
528	Atlas Copco AB		$ 14,998
515	Danieli & C Officine Meccaniche SpA		13,016
2,591	Duro Felguera SA		17,717
585	Komatsu Ltd.		13,875
756	Outotec OYJ		11,085
			70,691
	MACHINERY DIVERSIFIED - 2.0%
271	Alstom SA		11,038
211	Andritz AG		14,168
113	Duerr AG		12,350
99	FANUC Corp.		15,131
200	FLSmidth & Co. A/S		12,118
490	Hexagon AB		13,355
1,839	Interpump Group SpA		14,391
238	Kone OYJ		18,732
1,503	Kubota Corp.		21,679
272	Metso OYJ		11,582
250	Rheinmetall AG		11,577
1,023	Zardoya Otis SA		13,688
			169,809
	MEDIA - 1.8%
418	Axel Springer AG		18,158
1,737	British Sky Broadcasting Group PLC		23,273
183	Kabel Deutschland Holding AG		16,899
1,253	Mediaset Espana Comunicacion SA		9,004
30,177	Phoenix Satellite Television Holdings Ltd.		11,076
3,908	Seven West Media Ltd.		8,184
10,076	Singapore Press Holdings Ltd.		36,374
891	Wolters Kluwer NV		19,472
3,135	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		13,248
			155,688
	METAL FABRICATE - 0.9%
436	Assa Abloy AB		17,814
230	Aurubis AG		14,629
249	Hoganis AB		12,311
652	Metka SA		8,507
592	SKF AB		14,444
214	Vallourec SA		10,295
			78,000
	MINING - 0.7%
869	Boliden AB		13,997
2,639	Glencore International PLC		14,259
255	Rio Tinto Ltd.		15,197
930	Sumitomo Metal Mining Co. Ltd.		13,118
			56,571
	MISCELLANEOUS MANUFACTURING - 1.5%
681	Alfa Laval AB		15,695
796	FUJIFILM Holdings Corp.		15,675
246	Hexpol AB		14,127
1,888	Invensys PLC		10,050
317	NKT Holding A/S		11,761
482	RHI AG		15,617
182	Siemens AG		19,636
998	Trelleborg AB		13,699
277	Wartsila OYJ Abp		12,455
			128,715
	OFFICE/BUSINESS EQUIPMENT - 0.2%
384	Canon, Inc.		14,071
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	OIL & GAS - 1.3%
5,203	Afren PLC *		$ 11,195
3,347	Aurora Oil & Gas Ltd. *		11,508
846	BG Group PLC		14,493
591	Eni SpA		13,291
371	OMV AG		15,790
421	Repsol SA		8,561
842	Statoil ASA		20,319
329	Total SA		15,766
			110,923
	OIL & GAS SERVICES - 1.0%
9,950	CIMC Enric Holdings Ltd.		10,713
337	Fred Olsen Energy ASA		14,358
756	Petroleum Geo-Services ASA		11,602
237	Saipem SpA		7,294
565	Subsea 7 SA		13,181
140	Technip SA		14,365
362	TGS Nopec Geophysical Co. ASA		13,598
			85,111
	PACKAGING - 0.4%
322	Gerresheimer AG		18,517
973	Huhtamaki OYJ		19,136
			37,653
	PHARMACEUTICALS - 5.4%
389	Actelion Ltd.		21,126
627	AstraZeneca PLC		31,392
161	Bayer AG		16,621
890	Chugai Pharmaceutical Co. Ltd.		19,776
513	Eisai Co. Ltd.		22,912
1,295	GlaxoSmithKline PLC		30,232
427	Grifols SA		15,845
446	Hisamitsu Pharmaceutical Co., Inc.		24,065
1,932	Kyowa Hakko Kirin Co. Ltd.		21,834
1,859	Meda AB		22,050
1,440	Mitsubishi Tanabe Pharma Corp.		22,025
457	Novartis AG		32,474
96	Novo Nordisk A/S		15,611
455	Ono Pharmaceutical Co. Ltd.		28,078
605	Orion OYJ		15,903
781	Otsuka Holdings Co. Ltd.		27,084
1,986	Recordati SpA		17,988
160	Sanofi		16,271
874	Shionogi & Co. Ltd.		17,647
547	Shire PLC		16,633
19,076	Sino Biopharmaceutical		13,316
295	Taisho Pharmaceutical Holdings Co. Ltd.		20,836
			469,719
	REAL ESTATE - 6.1%
1,053	CA Immobilien Anlagen AG		13,867
7,287	CapitaLand Ltd.		20,728
12,069	CapitaMalls Asia Ltd.		19,937
288	Daito Trust Construction Co. Ltd.		24,655
501	Deutsche Euroshop AG		20,249
911	Deutsche Wohnen AG		16,572
2,359	Fastighets AB Balder *		16,625
1,189	Gazit-Globe Ltd.		16,192
55,773	Gemdale Properties and Investment Corp. Ltd. *		5,531
8,232	Global Logistic Properties Ltd.		17,379
445	GSW Immobilien AG		17,586
11,796	GuoccoLand Ltd.		22,052
12,694	Ho Bee Investment Ltd.		19,742
1,718	Hufvudstaden AB		21,578
3,938	IMMOFINANZ AG		14,929
6,492	Keppel Land Ltd.		20,611
449	Lunbergforetagen AB		17,883
547	Mitsubishi Estate Co. Ltd.		15,402
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	REAL ESTATE (Continued) - 6.1%
525	Mitsui Fudosan Co. Ltd.		$ 14,900
45,518	Oxley Holdings Ltd.		12,654
342	PSP Swiss Property AG		31,166
3,219	Sponda OYJ		15,197
396	Sumitomo Realty & Development Co. Ltd.		15,331
1,483	TAG Immobilien AG		16,984
3,940	UOL Group Ltd.		22,161
1,412	Wallenstam AB		18,385
1,248	Wihlborgs Fastigheter AB		20,552
11,707	Wing Tai Holdings Ltd.		17,971
12,874	Yanlord Land Group Ltd. *		15,561
			522,380
	RETAIL - 2.9%
2,970	Aeon Co. Ltd.		38,359
2,348	Amplifon SpA		12,290
4,539	China Resources Enterprise Ltd.		13,445
1,239	Clas Ohlson AB		16,551
118	Dufry AG *		14,644
264	Feilmann AG		24,385
570	Hennes & Mauritz AB		20,392
102	Inditex SA		13,531
1,041	JUMBO SA		7,425
296	Lawson, Inc.		22,699
9,529	Mah Wah Holdings Ltd.		9,106
354	Pandora A/S		9,747
14,650	Parkson Retail Asia Ltd.		19,360
484	Salvatore Ferragamo Italia SpA		13,400
13,757	Sonae		12,354
			247,688
	SEMICONDUCTORS - 1.0%
107	AMS AG		12,073
1,045	ARM Holdings PLC		14,604
454	ASM International NV		15,088
1,613	ASM Pacific Technology Ltd.		17,719
146	ASML Holding NV		9,828
700	Dialog Semiconductor PLC *		9,295
1,263	Infineon Technologies AG		9,981
			88,588
	SHIPBUILDING - 0.6%
26,513	Cosco Corp. Singapore Ltd.		19,442
6,202	SembCorp Marine Ltd.		22,139
5,670	STX OSV Holdings Ltd.		5,574
			47,155
	SOFTWARE - 1.0%
606	Amadeus IT Holding SA		16,384
189	Dassault Systemes SA		21,866
493	Oracle Corp.		22,176
216	SAP AG		17,319
281	Software AG		10,873
			88,618
	TELECOMMUNICATIONS - 5.8%
782	Belgacom SA		19,458
9,835	Bezeq The Israeli Telecommunication Corp. Ltd.		13,615
4,224	BT Group PLC		17,818
2,339	China Mobile Ltd.		24,761
6,925	Colt Group SA *		13,240
948	Drillisch AG		17,367
886	Elisa OYJ		16,470
1,197	France Telecom SA		12,116
858	Freenet AG		20,804
891	GN Store Nord A/S		15,869
1,517	Jazztel PLC *		11,560
554	KDDI Corp.		23,096
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	TELECOMMUNICATIONS (Continued) - 5.8%
12,444	M1 Ltd.		$ 29,681
524	Mobistar SA		11,778
351	NICE Systems Ltd. *		12,890
480	Nippon Telegraph & Telephone Corp.		20,903
17	NTT DOCOMO, Inc.		25,207
2,664	Portugal Telecom SGPS SA		13,206
8,893	Singapore Telecommunications Ltd.		25,726
279	Softbank Corp.		12,802
6,148	Spirent Communications PLC		13,742
6,886	StarHub Ltd.		24,138
2,705	TDC A/S		20,782
1,066	Tele2 AB		18,561
8,050	Telecom Corp. of New Zealand Ltd.		15,757
836	Telefonica SA		11,250
340	Telenet Group Holding NV		16,828
3,194	TeliaSonera AB		22,819
			502,244
	TEXTILES - 0.2%
2,892	Toray Industries, Inc.		19,536

	TRANSPORTATION - 4.7%
1,650	Ansaldo STS SpA		16,511
316	Cargotec Oyj		9,693
219	Central Japan Railway Co.		23,075
14,057	ComfortDelGro Corp. Ltd.		21,635
833	Deutsche Post AG		19,209
773	DSV A/S		18,689
286	East Japan Railway Co.		23,482
18,005	Ezra Holdings Ltd. *		16,757
5,576	Kintetsu Corp.		25,940
176	Kuehne + Nagel International AG		19,191
2,459	Mainfreight Ltd.		23,141
2,368	Odakyu Electric Railway Co. Ltd.		29,427
488	Oesterreichische Post AG		21,032
37,024	Singapore Post Ltd.		37,143
29,927	SMRT Corp. Ltd.		38,102
4,780	Tobu Railway Co. Ltd.		27,365
3,493	Tokyo Corp.		25,785
1,345	Wilh Wilhelmsen ASA		11,723
			407,900
	TRUCKING & LEASING - 0.3%
17,289	Goodpack Ltd.		26,122

	TOTAL COMMON STOCK (Cost - $7,955,848)		8,428,616

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
109,070	Fidelity Institutional Money Market Funds - 0.42% **		109,070
	TOTAL SHORT-TERM INVESTMENTS (Cost - $109,070)

	TOTAL INVESTMENTS - 99.0% (Cost - $8,064,918) (a)		$ 8,537,686
	OTHER ASSETS LESS LIABILITIES - 1.0%		90,947
	NET ASSETS - 100.0%		$ 8,628,633

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,064,918 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 626,936
	Unrealized depreciation		(154,168)
	Net unrealized appreciation		$ 472,768

* Non-Income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
2	MSCI EAFE Index Mini, Jun 2013	$ 165,920	$ (190)
	TOTAL SHORT FUTURES CONTRACTS

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 87.8%
	ADVERTISING - 0.1%
212	Cheil Worldwide, Inc. *		$ 4,580

	AEROSPACE/DEFENSE - 0.4%
1,072	Aselsan Elektronik Sanayi Ve Ticaret AS		6,213
107	Samsung Techwin Co. Ltd.		6,315
			12,528
	AGRICULTURE - 1.7%
3,120	Astra Agro Lestari Tbk PT		5,926
339	British American Tobacco Malaysia Bhd		6,840
10,867	Charoen Pokphand Indonesia Tbk PT		5,634
1,276	Gudang Garam Tbk PT		6,413
6,789	IOI Corp. Bhd		10,217
106	KT&G Corp.		7,190
1,243	Kuala Lumpur Kepong Bhd		8,325
418	Souza Cruz SA		6,155
			56,700
	AIRLINES - 0.2%
7,349	AirAsia BHD		6,788

	APPAREL - 0.6%
6,940	Far Eastern New Century Corp.		7,112
565	Grendene SA		5,999
7,348	Pou Chen Corp.		7,836
			20,947
	AUTO MANUFACTURERS - 1.7%
3,098	Dongfeng Motor Group Co. Ltd.		4,349
530	Ford Otomotiv Sanayi AS		7,606
1,213	Great Wall Motor Co. Ltd.		4,109
5,067	Guangzhou Automobile Group Co. Ltd.		4,287
29	Hyundai Motor Co.		5,823
109	Kia Motors Corp.		5,493
771	Tofas Turk Otomobil Fabrikasi AS		5,554
1,996	UMW Holdings Bhd		8,637
3,975	Yulon Motor Co. Ltd.		7,070
578	Yulon Nissan Motor Co. Ltd.		5,285
			58,213
	AUTO PARTS & EQUIPMENT - 0.9%
3,586	Cheng Shin Rubber Industry Co. Ltd.		10,191
178	Halla Climate Control Corp.		4,509
21	Hyundai Mobis		5,867
33	Hyundai Wia Corp.		4,892
1,239	Weichai Power Co. Ltd.		4,125
			29,584
	BANKS - 13.7%
14,167	Agricultural Bank of China Ltd.		6,787
1,209	Akbank TAS		6,340
8,498	AMMB Holdings Bhd		17,948
345	Banco Bradesco SA		5,986
67,578	Banco de Chile		10,641
1,770	Banco de Chile - Stock Rights *		268
365	Banco do Brasil SA		4,956
133,761	Banco Santander Chile		9,469
534	Bancolombia SA		8,105
1,013	Bangkok Bank PCL		7,673
5,605	Bank Central Asia Tbk PT		6,560
51,997	Bank CIMB Niaga Tbk PT *		7,474
11,140	Bank Danamon Indonesia Tbk PT		7,377
163	Bank Handlowy w Warszawie SA		4,555
170,152	Bank Internasional Indonesia *		7,250
6,247	Bank Mandiri Persero Tbk PT		6,414
15,748	Bank Negara Indonesia Persero Tbk PT		8,165

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Values
	BANKS (Continued) - 13.7%
5,601	Bank of Ayudhya PCL		$ 6,593
18,649	Bank of China Ltd.		8,646
8,911	Bank of Communications Co. Ltd.		6,667
2,375	Bank of the Philippine Islands		6,400
111	Bank Pekao SA		5,351
7,645	Bank Rakyat Indonesia Persero Tbk PT		6,868
12,104	Bank Tabungan Pensiunan Nasional Tbk PT *		6,586
3,263	BDO Unibank, Inc. *		7,174
17,342	Chang Hwa Commercial Bank		10,147
10,422	China Citic Bank Corp. Ltd.		6,255
9,754	China Construction Bank Corp.		7,964
3,205	China Merchants Bank Co. Ltd.		6,786
3,514	China Minsheng Banking Corp. Ltd.		4,476
8,995	Chongqing Rural Commercial Bank		4,808
5,237	CIMB Group Holdings Bhd		12,938
918	Commercial International Bank Egypt SAE		4,131
3,189	Compartamos SAB de CV		5,889
535,882	Corpbanca SA		7,354
54	Credicorp Ltd.		8,967
768	Grupo Financiero Banorte SAB de CV		6,143
2,011	Grupo Financiero Inbursa SAB de CV		5,816
488	Grupo Financiero Santander Mexico SAB de CV		1,475
2,725	Hong Leong Bank Bhd		12,708
10,769	Industrial & Commercial Bank of China Ltd.		7,545
739	Industrial Bank of Korea		8,464
318	Itau Unibanco Holding SA		5,674
1,133	Kasikornbank PCL		8,040
991	Korea Exchange Bank		6,570
7,302	Krung Thai Bank PCL		6,178
4,722	Malayan Banking Bhd		14,335
2,693	Metropolitan Bank & Trust		7,719
722	National Societe Generale Bank SAE		3,256
2,439	Philippine National Bank		6,035
545	Powszechna Kasa Oszczednosci Bank Polski SA		5,782
2,863	Public Bank Bhd		15,071
4,544	RHB Capital Bhd		12,664
1,789	Sberbank of Russia		5,674
1,312	Siam Commercial Bank PCL		7,945
22,020	Sociedad Matriz Banco de Chile		8,971
6,180	Turk Ekonomi Bankasi AS *		7,470
1,153	Turkiye Garanti Bankasi AS		6,110
508	Turkiye Halk Bankasi AS		5,426
1,540	Turkiye Is Bankasi		5,848
1,729	Turkiye Vakiflar Bankasi Tao		5,535
2,923,772	VTB Bank OJSC		4,678
1,905	Yapi ve Kredi Bankasi AS *		5,888
			456,988
	BEVERAGES - 1.8%
509	Anadolu Efes Biracilik Ve Malt Sanayii AS		8,148
1,126	Arca Continental SAB de CV		8,447
604	Cia Cervecerias Unidas SA		10,031
146	Cia de Bebidas das Americas		6,021
413	Coca-Cola Femsa SAB de CV		6,695
768	Grupo Modelo SAB de CV		6,969
6,152	LT Group, Inc.		2,671
9,005	Thai Beverage PCL		4,426
1,302	Tsingtao Brewery Co. Ltd.		8,300
			61,708
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BUILDING MATERIALS - 2.4%
1,505	Anhui Conch Cement Co. Ltd.		$ 4,991
8,307	Asia Cement Corp.		10,054
5,274	BBMG Corp.		4,299
3,393	China National Building Material Co. Ltd.		4,269
709	Duratex SA		5,678
11,052	Holcim Indonesia Tbk PT		4,085
2,913	Indocement Tunggal Prakarsa Tbk PT		6,969
2,436	Lafarge Malayan Cement Bhd		7,773
3,464	Semen Indonesia Persero Tbk PT		6,295
485	Siam City Cement PCL		8,141
5,921	Taiwan Cement Corp.		7,285
8,108	Union Andina de Cementos SAA		11,424
			81,263
	CHEMICALS - 1.6%
2,541	Alpek SA de CV		6,078
23	LG Chem Ltd.		5,475
4,745	Petronas Chemicals Group Bhd		9,884
2,665	PTT Global Chemical PCL		6,319
2,566	Synthos SA		4,964
3,029	Taiwan Fertilizer Co. Ltd.		7,221
259	Ultrapar Participacoes SA		6,580
890	Uralkali OJSC		6,603
			53,124
	COAL - 1.1%
29,926	Adaro Energy Tbk PT		4,025
479	Banpu PCL		6,161
5,675	China Coal Energy Co. Ltd.		5,058
1,765	China Shenhua Energy Co. Ltd.		6,410
1,607	Indo Tambangraya Megah Tbk PT		5,857
169	Jastrzebska Spolka Weglowa SA		4,847
3,100	Tambang Batubara Bukit Asam Persero Tbk PT		4,583
			36,941
	COMMERCIAL SERVICES - 2.7%
613	Arteris SA		6,864
619	CCR SA		6,336
206	Cielo SA		6,075
845	EcoRodovias Infraestrutura e Logistica SA		7,271
272	Estacio Participacoes PA		5,862
3,779	International Container Terminal Services, Inc.		8,526
14,648	Jasa Marga Persero Tbk PT		8,948
7,545	Jiangsu Expressway Co. Ltd.		7,550
303	Localiza Rent a Car SA		5,455
338	Multiplus SA		4,893
1,853	OHL Mexico SAB de CV *		5,144
471	Qualicorp SA *		4,737
93	S1 Corp.		5,188
9,766	Zhejiang Expressway Co. Ltd.		7,710
			90,559
	COMPUTERS - 1.6%
1,513	Advantech Co. Ltd.		6,551
574	Asustek Computer, Inc.		6,822
8,247	Compal Electronics, Inc.		5,804
4,713	Lenovo Group Ltd.		4,680
4,715	Lite-On Technology Corp.		7,646
2,519	Quanta Computer, Inc.		5,542
2,670	Sonda SA		9,303
5,340	Wistron Corp.		5,838
			52,186
	COSMETICS - 0.4%
10	LG Household & Health Care Ltd.		5,489
286	Natura Cosmeticos SA		6,897
			12,386
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	DISTRIBUTION/WHOLESALE - 0.4%
1,384	Berli Jucker PCL		$ 3,624
132	Daewoo International Corp.		4,583
100	Samsung C&T Corp.		6,154
			14,361
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
736	BM&FBovespa SA		4,960
406	BS Financial Group, Inc.		5,507
128	CETIP SA - Mercados Organizados		5,053
14,414	Chinatrust Financial Holding Co. Ltd.		8,578
779	Chinatrust Financial Holdings *		75
1,946	CITIC Securities Co. Ltd.		4,205
446	Daewoo Securities Co. Ltd.		4,547
17,776	First Financial Holding Co. Ltd.		11,084
3,116	Haitong Securities Co. Ltd. *		4,278
160	Hana Financial Group, Inc.		5,634
1,912	Hong Leong Financial Group Bhd		9,225
19,586	Hua Nan Financial Holdings Co. Ltd.		11,263
192	KB Financial Group, Inc.		6,382
109	Korea Investment Holdings Co. Ltd.		4,343
9,541	Mega Financial Holding Co. Ltd.		7,704
135	Samsung Card Co. Ltd.		4,621
144	Samsung Securities Co. Ltd.		6,895
178	Shinhan Financial Group Co. Ltd.		6,372
26,201	Sinar Mas Multiartha Tbk PT		12,240
22,655	Taishin Financial Holding Co. Ltd.		9,430
21,645	Taiwan Cooperative Financial Holding		12,339
495	Woori Finance Holdings Co. Ltd.		5,559
474	Woori Investment & Securities Co. Ltd.		4,876
12,542	Yuanta Financial Holding Co. Ltd.		6,332
			161,502
	ELECTRIC - 4.7%
12,139	Aboitiz Power Corp.		11,003
595	AES Tiete SA		5,164
2,330	Celsia SA		7,048
896	Centrais Eletricas Brasileiras SA		3,101
248	CEZ AS		7,261
301	Cia Energetica de Minas Gerais		3,545
654	CPFL Energia SA		6,863
15,897	Datang International Power Generation Co. Ltd.		7,022
10,201	Edegal SA		10,435
950	EDP - Energias do Brasil SA		5,988
1,563	Electricity Generating PLC		8,292
6,769	Empresa Nacional de Electricidad SA/Chile		11,950
45,038	Energy Development Corp.		7,128
19,269	Enersis SA		7,443
2,230	Glow Energy PCL		5,649
1,143	Interconexion Electrica SA ESP		5,637
6,887	Isagen SA ESP		9,585
1,012	PGE SA		5,202
4,498	Ratchaburi Electricity Generating Holding PCL		9,161
3,786	Tauron Polska Energia SA		4,976
375	Tractebel Energia SA		6,436
17,401	YTL Power International Bhd		8,205
			157,094
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,464	Delta Electronics, Inc.		6,118
1,944	Dongfang Electric Corp. Ltd.		3,220
1,366	Zhuzhou CSR Times Electric Co. Ltd.		3,870
			13,208
	ELECTRONICS - 1.0%
1,170	AAC Technologies Holdings, Inc.		5,620
2,305	Hon Hai Precision Industry Co. Ltd.		6,373
3,383	Pegatron Corp.		5,180
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ELECTRONICS (Continued) - 1.0%
71	Samsung Electro-Mechanics Co. Ltd.		$ 6,366
3,260	Synnex Technology International Corp.		5,886
232	TPK Holding Co. Ltd.		4,607
			34,032
	ENERGY-ALTERNATE SOURCES - 0.2%
6,135	China Longyuan Power Group Corp.		5,562

	ENGINEERING & CONSTRUCTION - 2.9%
1,410	Airports of Thailand PCL		5,893
6,114	China Communications Construction Co. Ltd.		5,685
4,684	China Railway Construction Corp. Ltd.		4,440
9,273	China Railway Group Ltd.		4,717
54	Daelim Industrial Co. Ltd.		4,419
693	Daewoo Engineering & Construction Co. Ltd. *		5,566
5,984	DMCI Holdings, Inc.		8,063
2,267	Enka Insaat ve Sanayi AS		7,007
7,021	Gamuda Bhd		9,364
1,155	Grupo Aeroportuario del Sureste SAB de CV		6,818
92	GS Engineering & Construction Corp.		4,455
95	Hyundai Engineering & Construction Co. Ltd.		5,658
244	Multiplan Empreendimentos Imobiliarios SA		7,033
154	Orascom Construction Industries *		5,460
1,178	Promotora y Operadora de Infraestructura SAB de CV *		9,501
38	Samsung Engineering Co. Ltd.		4,370
			98,449
	FOOD - 4.6%
2,837	Alicorp SA		10,481
139	BIM Birlesik Magazalar AS		6,771
296	BRF - Brasil Foods SA		6,575
1,475	Cencosud SA		9,165
5,805	Charoen Pokphand Foods PCL		6,535
18	CJ CheilJedang Corp.		5,530
261	Eurocash SA		4,260
2,525	Grupo Bimbo SAB de CV		8,083
700	Grupo Nutresa SA		9,973
6,534	Indofood CBP Sukses Makmur Tbk PT		6,440
9,304	Indofood Sukses Makmur Tbk PT		7,116
6,187	JG Summit Holdings, Inc.		6,442
180	M Dias Branco SA		7,188
28	Magnit OJSC		5,400
1,630	Organizacion Soriana SAB de CV		6,375
5	Orion Corp.		4,887
1,824	PPB Group Bhd		7,434
3,745	Thai Union Frozen Products PCL		8,112
2,689	Tingyi Cayman Islands Holding Corp.		7,013
4,030	Uni-President Enterprises Corp.		7,640
2,524	Universal Robina Corp.		6,987
3,850	Want Want China Holdings Ltd.		5,900
			154,307
	FOREST PRODUCTS & PAPER- 0.3%
2,358	Empresas CMPC SA		8,584

	GAS - 0.5%
14,111	Perusahaan Gas Negara Persero Tbk PT		8,620
1,460	Petronas Gas Bhd		8,959
			17,579
	HEALTHCARE PRODUCTS - 0.1%
4,612	Shandong Weigao Group Medical Polymer Co. Ltd.		4,176

	HEALTHCARE SERVICES - 0.2%
1,096	Bangkok Dusit Medical Services PCL		6,114

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HOLDINGS COMPANIES - 3.2%
6,643	Aboitiz Equity Ventures, Inc.		$ 8,975
1,985	Alfa SAB de CV		4,853
12,718	Alliance Global Group, Inc.		6,590
490	Ayala Corp.		6,794
36	CJ Corp.		4,689
581	Empresas COPEC SA		8,454
2,259	Grana y Montero SA		9,942
1,206	Grupo Carso SAB de CV		6,730
1,043	Haci Omer Sabanci Holding AS		6,160
1,154	KOC Holding AS		6,688
7,531	MMC Corp. Bhd		6,202
482	Siam Cement PCL		7,894
4,654	Sime Darby Bhd		13,918
15,404	YTL Corp. Bhd		8,158
			106,047
	HOME BUILDERS - 0.3%
12,915	Land and Houses PCL		5,640
710	MRV Engenharia e Participacoes SA		2,965
			8,605
	HOME FURNISHING - 0.4%
768	Arcelik AS		5,426
117	LG Corp.		6,790
			12,216
	HOUSEHOLD PRODUCTS - 0.3%
1,914	Kimberly-Clark de Mexico SAB de CV		6,688
2,155	Unilever Indonesia Tbk PT		5,045
			11,733
	HOUSEWARES - 0.2%
3,373	Turkiye Sise ve Cam Fabrikalari AS		5,716

	INSURANCE - 2.3%
2,475	Bangkok Lise Assurance PCL		6,228
6,478	China Life Insurance Co. Ltd. *		6,432
1,656	China Pacific Insurance Group Co. Ltd.		5,449
124	Dongbu Insurance Co. Ltd.		5,286
812	Hanwha Life Insurance Co. Ltd.		4,924
182	Hyundai Marine & Fire Insurance Co. Ltd.		5,208
1,212	New China Life Insurance Co. Ltd.		4,128
1,110	Odontoprev SA		5,070
929	Ping An Insurance Group Co. of China Ltd.		7,202
529	Porto Seguro SA		7,406
47	Powszechny Zaklad Ubezpieczen SA		5,831
34	Samsung Fire & Marine Insurance Co. Ltd.		6,643
93	Samsung Life Insurance Co. Ltd.		8,689
			78,496
	INTERNET - 0.3%
18	NHN Corp.		4,333
210	Tencent Holdings Ltd.		6,675
			11,008
	INVESTMENT COMPANIES - 0.7%
1,193	Administradora de Fondos de Pensiones Provida SA		8,338
386	Grupo de Inversiones Suramericana SA		7,931
378	GT Capital Holdings, Inc.		6,788
			23,057
	IRON/STEEL - 0.8%
5,176	Eregli Demir ve Celik Fabrikalari TAS		6,714
716	Gerdau SA		4,964
2,541	Novolipetsk Steel OJSC		3,989
28	POSCO		8,225
490	Severstal OAO		4,375
			28,267
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	LODGING - 0.6%
2,930	Genting Bhd		$ 9,500
5,435	Genting Malaysia BHD		6,442
195	Kangwon Land, Inc.		5,387
			21,329
	MACHINERY CONSTRUCTION & MINING - 0.3%
2,439	United Tractors Tbk PT		4,557
3,650	Zoomlion Heavy Industry Science and Technology Co. Ltd.		4,405
			8,962
	MACHINERY DIVERSIFIED - 0.6%
6,363	CSR Corp. Ltd.		4,515
611	Industrias CH SAB de CV *		5,326
11,472	Shanghai Electric Group Co. Ltd.		4,462
415	WEG SA		5,386
			19,689
	MEDIA - 0.8%
1,340	BEC World PCL		2,926
22,978	Global Mediacom Tbk PT		5,485
1,568	Grupo Televisa SAB		8,332
15,354	Media Nusantara Citra Tbk PT		4,453
17,477	Surya Citra Media Tbk PT		4,979
			26,175
	METAL FABRICATE - 0.3%
1,016	Catcher Technology Co. Ltd.		4,552
157	Hyundai Hysco Co. Ltd.		4,816
			9,368
	MINING - 2.5%
9,666	China Hongqiao Group Ltd.		4,768
8,696	China Molybdenum Co. Ltd.		3,808
709	Gold Fields Ltd.		5,415
1,553	Grupo Mexico SAB de CV		6,280
675	Harmony Gold Mining Co. Ltd.		4,335
129	Industrias Penoles SAB de CV		6,132
2,569	Jiangxi Copper Co. Ltd.		5,671
72	KGHM Polska Miedz SA		3,489
13	Korea Zinc Co. Ltd.		4,140
248	Koza Altin Isletmeleri AS		5,790
11,508	Philex Mining Corp.		5,024
3,219	Sigdo Koppers SA		8,846
13,485	Vale Indonesia Tbk PT		3,288
7,168	Volcan Cia Minera SAA		6,115
3,092	Zhaojin Mining Industry Co. Ltd.		4,149
16,174	Zijin Mining Group Co. Ltd.		5,333
			82,583
	MISCELLANEOUS MANUFACTURING - 0.5%
92	Cheil Industries, Inc.		7,289
44	Kumho Petro Chemical Co. Ltd.		4,190
188	Largan Precision Co. Ltd.		4,903
			16,382
	OIL & GAS - 3.2%
6,556	China Petroleum & Chemical Corp.		7,717
3,187	Ecopetrol SA		8,819
1,666	Gazprom Neft OAO		7,004
1,459	Gazprom OAO		6,249
104	GS Holdings		6,045
130	Lukoil OAO		8,338
520	NovaTek OAO		5,268
229	Pacific Rubiales Energy Corp.		4,808
6,247	PetroChina Co. Ltd.		8,190
1,107	Petronas Dagangan BHD		8,380
1,576	PTT Exploration & Production PCL		7,985
776	PTT PCL		8,578
38	SK Holdings Co. Ltd.		5,752
866	Tatneft OAO		5,700
239	Tupras Turkiye Petrol Rafinerileri AS		7,190
			106,023
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	OIL & GAS SERVICE - 0.7%
7,354	Bumi Armada Bhd		$ 9,001
3,051	China Oilfield Services Ltd.		6,389
6,838	Sapurakencana Petroleum Bhd *		6,625
			22,015
	PHARMACEUTICALS - 0.7%
2,680	Genomma Lab Internacional SAB de CV *		6,563
1,333	Guangzhou Pharmaceutical Co. Ltd.		4,463
46,583	Kalbe Farma Tbk PT		5,931
1,761	Sinopharm Group Co. Ltd.		5,681
			22,638
	REAL ESTATE - 2.6%
7,559	Ayala Land, Inc.		6,055
460	BR Malls Participacoes SA		5,769
498	BR Properties SA		5,552
27,958	Bumi Serpong Damai PT		5,023
2,100	Central Pattana PCL		6,807
2,265	Chailease Holdings Co. Ltd.		6,286
10,807	Country Garden Holdings Co. Ltd. *		5,400
539	Cyrela Brazil Realty SA Empreendimentos e Participacoes		4,635
54,088	Lippo Karawaci Tbk PT		7,608
58,135	Megaworld Corp.		5,540
11,145	Robinsons Land Corp.		6,839
15,324	SM Prime Holdings, Inc.		7,170
6,597	SP Setia Bhd		7,031
6,762	UEM Land Holdings Bhd *		5,874
			85,589
	RETAIL - 5.4%
398	Almacenes Exito SA		7,197
7,683	Astra International Tbk PT		6,232
815	Big C Supercenter PCL		5,978
4,331	CP ALL PCL		6,760
628	El Puerto de Liverpool SAB de CV		7,744
32	E-Mart Co. Ltd.		6,310
2,260	Grupo Comercial Chedraui SA de CV		7,639
12,222	Home Product Center PCL		7,006
719	Hotai Motor Co. Ltd.		5,781
33	Hyundai Department Store Co. Ltd.		4,832
2,012	Jollibee Foods Corp.		6,210
544	Lojas Americanas SA		4,473
146	Lojas Renner SA		5,449
19	Lotte Shopping Co. Ltd.		6,717
360	Marisa Lojas SA		5,377
7,272	Minor International PCL		5,955
1,841	President Chain Store Corp.		10,094
6,308	Puregold Price Club, Inc.		6,189
490	Raia Drogasil SA		5,237
2,263	Robinson Department Store PCL		5,907
857	SACI Falabella		10,292
3,107	Shanghai Pharmaceuticals Holding Co. Ltd.		6,834
330	Siam Makro PCL		5,922
265	SM Investments Corp.		7,238
5,676	Sun Art Retail Group Ltd.		7,895
2,475	Wal-Mart de Mexico SAB de CV		8,105
3,286	Wumart Stores, Inc.		5,942
			179,315
	SEMICONDUCTORS - 1.4%
7,663	Advanced Semiconductor Engineering, Inc.		6,200
542	MediaTek, Inc.		6,161
677	MStar Semiconductor, Inc.		5,466
1,259	Novatek Microelectronics Corp.		5,493
3	Samsung Electronics Co. Ltd.		4,070
4,994	Siliconware Precision Industries Co.		5,677
2,342	Taiwan Semiconductor Manufacturing Co. Ltd.		7,830
17,086	United Microelectronics Corp.		6,341
			47,238
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	SHIPBUILDING - 0.6%
169	Daewoo Shipbuilding & Marine Engineering Co. Ltd.		$ 4,160
28	Hyundai Heavy Industries Co. Ltd.		5,383
166	Samsung Heavy Industries Co. Ltd.		5,227
8,836	Yangzijang Shipbuilding Holdings Ltd.		6,906
			21,676
	SOFTWARE - 0.1%
248	Totvs SA		5,106

	TELECOMMUNICATIONS - 6.5%
736	Advanced Info Service PCL		5,926
7,912	America Movil SAB de CV		8,395
3,855	Axiata Group Bhd		8,242
11,705	China Telecom Corp. Ltd.		5,894
5,118	Chunghwa Telecom Co. Ltd.		15,777
5,485	DiGi.Com Bhd		8,219
510	Entel Chile SA		10,780
3,026	Far EasTone Telecommunications Co. Ltd.		6,849
210	Globe Telecom, Inc.		6,168
404	HTC Corp.		3,296
216	KT Corp.		6,811
5,982	Maxis Bhd		12,615
1,029	Oi SA		3,547
132	Philippine Long Distance Telephone Co.		9,662
1,599	Rostelecom OJSC		6,309
54	Samsung SDI Co. Ltd.		6,816
2,790	Shin Corp. PCL		7,568
42	SK Telecom Co. Ltd.		6,810
2,228	Taiwan Mobile Co. Ltd.		7,523
3,105	Telecom Egypt Co.		6,042
492	Telefonica Czech Republic AS		7,417
5,553	Telekom Malaysia Bhd		9,666
1,539	Telekomunikacja Polska SA		3,152
6,055	Telekomunikasi Indonesia Persero Tbk PT		6,838
1,086	Tim Participacoes SA		4,772
2,235	Total Access Communication PCL		7,225
10,111	Tower Bersama Infrastructure PC *		6,281
1,823	Turk Telekomunikasyon		8,070
1,038	Turkcell Iletism Hizmetleri AS *		6,961
8,072	XL Axiata Tbk PT		4,351
			217,982
	TEXTILES - 0.1%
235	Cia Hering		4,213

	TRANSPORTATION - 0.5%
22,216	BTS Group Holdings PCL		6,897
48	CJ Korea Express Co. Ltd. *		4,355
11,626	Guangshen Railway Co. Ltd.		5,690
			16,942
	WATER - 0.9%
13,163	Aguas Andinas SA		10,600
121	Cia de Saneamento Basico do Estado de Sao Paulo		5,777
216	Cia de Saneamento de Minas Gerais-COPASA		5,247
56,265	Metro Pacific Investments Corp.		7,691
			29,315

	TOTAL COMMON STOCK (Cost - $2,857,966)		2,937,148

	EXCHANGE TRADED FUNDS - 8.9%
	EQUITY FUND - 8.9%
16,592	WisdomTree India Earnings Fund		298,158
	TOTAL EXCHANGE TRADED FUNDS (Cost - $312,976)

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
74,019	Fidelity Institutional Money Market Funds, 0.42% **		$ 74,019
	TOTAL SHORT-TERM INVESTMENTS (Cost - $74,019)

	TOTAL INVESTMENTS - 98.9% (Cost - $3,244,961) (a)		$ 3,309,325
	OTHER ASSETS LESS LIABILITIES - 1.1%		36,458
	NET ASSETS - 100.0%		$ 3,345,783

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,244,961 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 154,715
	Unrealized depreciation		(90,351)
	Net unrealized appreciation		$ 64,364

* Non-Income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.05%
	Equity Futures - 0.05%
5	Emerging Market Future, June 2013	$ 256,850	$ 1,585
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares		Value
	REITS - 81.5%
	APARTMENTS - 12.4%
1,132	American Campus Communities, Inc.	$ 51,325
359	AvalonBay Communities, Inc.	45,474
892	BRE Properties, Inc.	43,422
820	Camden Property Trust	56,318
858	Equity Residential	47,241
393	Essex Property Trust, Inc.	59,179
903	Home Properties, Inc.	57,268
881	Mid-America Apartment Communities, Inc.	60,842
1,011	Post Properties, Inc.	47,618
		468,687
	DIVERSIFIED - 20.4%
1,264	American Assets Trust, Inc.	40,461
513	American Tower Corp.	39,460
783	Coresite Realty Corp.	27,389
849	Corrections Corp. of America	33,170
520	Digital Realty Trust, Inc.	34,793
1,248	DuPont Fabros Technology, Inc.	30,289
866	EPR Properties	45,075
875	Geo Group, Inc.	32,918
4,287	Investors Real Estate Trust	42,313
1,372	Liberty Property Trust	54,537
843	National Health Investors, Inc.	55,174
1,620	One Liberty Properties, Inc.	35,186
959	Plum Creek Timber Co., Inc.	50,060
717	PS Business Parks, Inc.	56,586
1,017	Rayonier, Inc.	60,684
578	Vornado Realty Trust	48,344
1,752	Washington Real Estate Investment Trust	48,776
1,038	Weyerhaeuser Co.	32,573
		767,788
	HEALTHCARE - 11.6%
1,082	HCP, Inc.	53,948
798	Health Care REIT, Inc.	54,192
1,140	LTC Properties, Inc.	46,432
2,672	Medial Properties Trust, Inc.	42,859
1,560	Omega Healthcare Investors, Inc.	47,362
1,270	Sabra Health Care REIT, Inc.	36,843
2,073	Senior Housing Properties Trust	55,618
807	Universal Health Realty, Income Trust	46,572
723	Ventas, Inc.	52,924
		436,750
	HOTELS - 1.1%
1,530.00	Hospitality Properties Trust	41,983

	MANUFACTURED HOMES - 1.6%
782	Equity Lifestyle Properties, Inc.	60,058

	OFFICE PROPERTIES - 9.4%
750	Alexandria Real Estate Equities, Inc.	53,235
529	Boston Properties, Inc.	53,461
1,857	Douglas Emmett, Inc.	46,295
1,603	Government Properties Income Trust	41,245
1,402	Highwoods Properties, Inc.	55,477
3,113	Piedmont Office Realty Trust, Inc.	60,984
505	SL Green Realty Corp.	43,485
		354,182
COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares		Value
	REAL ESTATE - 0.9%
483	WP Carey, Inc.	$ 32,554

	REGIONAL MALLS - 4.4%
335	Simon Property Group, Inc.	53,117
1,688	Tanger Factory Outlet Centers	61,072
674	Taubman Centers, Inc.	52,343
		166,532
	SHOPPING CENTERS - 7.4%
2,189	Acadia Realty Trust	60,789
604	Federal Realty Investment Trust	65,256
2,248	Kimco Realty Corp.	50,355
2,238	Urstadt Biddle Properties, Inc.	48,699
1,716	Weingarten Realty Investors	54,140
		279,239
	SINGLE TENANT - 5.9%
1,914	Agree Realty Corp.	57,611
1,886	National Retail Properties, Inc.	68,217
1,215	Realty Income Corp.	55,100
1,618	Select Income REIT	42,796
		223,724
	STORAGE - 4.1%
1,227	Extra Space Storage, Inc.	48,184
377	Public Storage	57,425
739	Sovran Self Storage, Inc.	47,658
		153,267
	WAREHOUSE/INDUSTRIAL - 2.3%
936	EastGroup Properties, Inc.	54,475
2,977	Monmouth Real Estate Investment Corp.	33,194
		87,669

	TOTAL REITS - (Cost - $2,827,925)	3,039,879

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
73,209	Fidelity Institutional Money Market Fund, 0.42% *	73,209
	TOTAL SHORT TERM INVESTMENTS (Cost - $73,209)

	TOTAL INVESTMENTS - 83.4% (Cost - $2,901,134)	$ 3,145,642
	OTHER ASSETS LESS LIABILITIES - 16.6%	623,853
	NET ASSETS - 100.0%	$ 3,769,495

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$2,901,134 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 251,521
	Unrealized depreciation	(7,013)
	Net unrealized appreciation	$ 244,508

* Money market fund; interest rate reflects seven day effective yield on March 31, 2013

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 97.7%
	ADVERTISING - 0.2%
691	Omnicom Group, Inc.		$ 40,700

	AEROSPACE/DEFENSE - 2.3%
573	B/E Aerospace, Inc. *		34,546
433	Boeing Co.		37,173
545	L-3 Communications Holdings, Inc.		44,102
484	Lockheed Martin Corp.		46,716
655	Northrop Grumman Corp.		45,948
766	Raytheon Co.		45,033
595	Rockwell Collins, Inc.		37,556
167	TransDigm Group, Inc.		25,538
390	Triumph Group, Inc.		30,615
407	United Technologies Corp.		38,026
			385,253
	AGRICULTURE - 1.1%
1,199	Altria Group, Inc.		41,234
983	Archer-Daniels-Midland Co.		33,157
800	Lorillard, Inc.		32,280
420	Philip Morris International, Inc.		38,938
1,027	Reynolds American, Inc.		45,691
			191,300
	AIRLINES - 0.4%
589	Alaska Air Group, Inc. *		37,672
2,533	Southwest Airlines Co.		34,145
			71,817
	APPAREL - 0.7%
302	Coach, Inc.		15,097
522	NIKE, Inc.		30,803
144	Ralph Lauren Corp.		24,381
408	Under Armour, Inc. *		20,890
170	VF Corp.		28,517
			119,688
	AUTO MANUFACTURERS - 0.3%
2,163	Ford Motor Co.		28,443
562	PACCAR, Inc.		28,415
			56,858
	AUTO PARTS & EQUIPMENT - 0.7%
927	Allison Transmission Holdings, Inc.		22,258
321	BorgWarner, Inc. *		24,826
538	Lear Corp.		29,520
366	TRW Automotive Holdings Corp. *		20,130
324	WABCO Holdings, Inc. *		22,871
			119,605
	BANKS - 4.2%
1,075	Bank of New York Mellon Corp.		30,089
1,096	BB&T Corp.		34,403
742	BOK Financial Corp.		46,227
508	Capital One Financial Corp.		27,915
495	Citigroup, Inc.		21,899
854	Comerica, Inc.		30,701
757	Cullen/Frost Bankers, Inc.		47,335
2,025	Fifth Third Bancorp		33,028
1,113	First Republic Bank		42,984
172	Goldman Sachs Group, Inc.		25,310
3,977	Huntington Bancshares, Inc.		29,390
591	JPMorgan Chase & Co.		28,049
3,301	KeyCorp		32,878
354	M&T Bank Corp.		36,519
650	Northern Trust Corp.		35,464
515	PNC Financial Services Group, Inc.		34,246
532	State Street Corp.		31,436
889	SunTrust Banks, Inc.		25,612
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BANKS (Continued) - 4.2%
1,258	US Bancorp		$ 42,684
1,029	Wells Fargo & Co.		38,063
1,128	Zions Bancorporation		28,189
			702,421
	BEVERAGES - 2.1%
568	Beam, Inc.		36,091
586	Brown-Forman Corp.		41,840
1,164	Coca-Cola Co.		47,072
1,021	Coca-Cola Enterprises, Inc.		37,695
257	Constellation Brands, Inc. *		12,243
968	Dr Pepper Snapple Group, Inc.		45,448
190	Green Mountain Coffee Roasters, Inc. *		10,785
756	Molson Coors Brewing Co.		36,991
266	Monster Beverage Corp. *		12,699
852	PepsiCo., Inc.		67,402
			348,266
	BIOTECHNOLOGY - 1.2%
230	Alexion Pharmaceuticals, Inc. *		21,192
392	Amgen, Inc.		40,184
202	Biogen Idec, Inc. *		38,968
237	Celgene Corp. *		27,470
533	Gilead Sciences, Inc. *		26,080
436	Illumina, Inc. *		23,544
378	Life Technologies Corp. *		24,430
			201,868
	CHEMICALS - 3.4%
453	Air Products & Chemicals, Inc.		39,465
364	Airgas, Inc.		36,094
426	Albemarle Corp.		26,634
477	Celanese Corp.		21,012
130	CF Industries Holdings, Inc.		24,748
479	Ecolab, Inc.		38,406
704	EI du Pont de Nemours & Co.		34,609
522	FMC Corp.		29,770
497	International Flavors & Fragrances, Inc.		38,105
487	Mosaic Co.		29,030
211	PPG Industries, Inc.		28,261
383	Praxair, Inc.		42,720
365	Rockwood Holdings, Inc.		23,886
1,083	RPM International, Inc.		34,201
181	Sherwin-Williams Co.		30,569
553	Sigma-Aldrich Corp.		42,957
423	Valspar Corp.		26,332
241	Westlake Chemical Corp.		22,533
			569,332
	COMMERCIAL SERVICES - 3.9%
294	Alliance Data Systems Corp. *		47,596
720	Automatic Data Processing, Inc.		46,814
611	Equifax, Inc.		35,187
383	FleetCor Technologies, Inc. *		29,365
551	Gartner, Inc. *		29,980
1,464	Genpact Ltd.		26,630
711	Global Payments, Inc.		35,308
1,092	Iron Mountain, Inc.		39,650
407	Manpower, Inc.		23,085
68	Mastercard, Inc.		36,797
413	Moody's Corp.		22,021
1,304	Paychex, Inc.		45,731
946	Quanta Services, Inc. *		27,037
765	Robert Half International, Inc.		28,710
1,790	Rollins, Inc.		43,945
1,168	SEI Investments Co.		33,697
1,468	Total System Services, Inc.		36,377
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 3.9%
411	Towers Watson & Co.		$ 28,491
503	Verisk Analytics, Inc. *		31,000
1,025	Western Union Co.		15,416
			662,837
	COMPUTERS - 2.2%
47	Apple, Inc.		20,804
2,176	Cadence Design Systems, Inc. *		30,312
324	Cognizant Technology Solutions Corp. *		24,822
1,411	Dell, Inc.		20,220
1,014	EMC Corp. *		24,224
544	Fortinet, Inc. *		12,882
188	IHS, Inc. *		19,687
195	International Business Machines Corp.		41,593
1,023	Jack Henry & Associates, Inc.		47,273
636	NetApp, Inc. *		21,726
425	SanDisk Corp. *		23,375
1,080	Synopsys, Inc. *		38,750
353	Teradata Corp. *		20,654
368	Western Digital Corp.		18,503
			364,825
	COSMETICS/PERSONAL CARE - 0.7%
413	Colgate-Palmolive Co.		48,746
412	Estee Lauder Cos., Inc.		26,380
664	Procter & Gamble, Co.		51,168
			126,294
	DISTRIBUTION/WHOLESALE - 1.0%
601	Arrow Electronics, Inc. *		24,413
514	Fastenal Co.		26,394
124	Fossil, Inc. *		11,978
571	Genuine Parts Co.		44,538
1,227	LKQ Corp. *		26,700
126	WW Grainger, Inc.		28,347
			162,370
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
232	Affiliated Managers Group, Inc. *		35,628
577	American Express Co.		38,925
432	Ameriprise Financial, Inc.		31,817
145	BlackRock, Inc.		37,248
1,616	Charles Schwab Corp.		28,587
605	CME Group, Inc.		37,141
693	Discover Financial Services		31,074
843	Eaton Vance Corp.		35,263
232	Franklin Resources, Inc.		34,988
251	IntercontinentalExchange, Inc. *		40,930
1,071	Invesco Ltd.		31,016
1,007	NASDAQ OMX Group, Inc.		32,526
445	NYSE Euronext		17,195
409	Ocwen Financial Corp. *		15,509
648	Raymond James Financial, Inc.		29,873
1,598	SLM Corp.		32,727
459	T Rowe Price Group, Inc.		34,365
1,456	TD Ameritrade Holding Corp.		30,023
			574,835
	ELECTRIC - 7.3%
1,085	Alliant Energy Corp.		54,445
1,218	American Electric Power Co., Inc.		59,231
2,126	CMS Energy Corp.		59,400
1,029	Consolidated Edison, Inc.		62,800
940	DTE Energy Co.		64,240
751	Duke Energy Corp.		54,515
1,173	Exelon Corp.		40,445
793	Integrys Energy Group, Inc.		46,121
542	ITC Holdings Corp.		48,379
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ELECTRIC (Continued) - 7.3%
536	National Fuel Gas Co.		$ 32,884
789	NextEra Energy, Inc.		61,289
1,230	Northeast Utilities		53,456
904	OGE Energy Corp.		63,262
2,650	Pepco Holdings, Inc.		56,710
1,849	PPL Corp.		57,892
1,523	Public Service Enterprise Group, Inc.		52,300
1,193	SCANA Corp.		61,034
1,278	Southern Co.		59,964
2,886	TECO Energy, Inc.		51,428
1,810	Westar Energy, Inc.		60,056
1,375	Wisconsin Energy Corp.		58,974
1,973	Xcel Energy, Inc.		58,598
			1,217,423
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
747	AMETEK, Inc.		32,390
611	Emerson Electric Co.		34,137
263	Energizer Holdings, Inc.		26,229
375	Hubbell, Inc.		36,416
1,091	Molex, Inc.		31,944
			161,116
	ELECTRONICS - 1.7%
584	Agilent Technologies, Inc.		24,510
382	Amphenol Corp.		28,517
697	Avnet, Inc. *		25,231
1,025	FLIR Systems, Inc.		26,660
1,110	Jabil Circuit, Inc.		20,513
146	Mettler-Toledo International, Inc. *		31,130
982	National Instruments Corp.		32,161
385	Thermo Fisher Scientific, Inc.		29,449
817	Trimble Navigation Ltd. *		24,477
363	Waters Corp.*		34,089
			276,737
	ENGINEERING & CONSTRUCTION - 0.2%
612	Jacobs Engineering Group, Inc.		34,419

	ENTERTAINMENT - 0.5%
1,080	International Game Technology		17,820
650	Madison Square Garden Co. *		37,440
360	Penn National Gaming, Inc. *		19,595
			74,855
	ENVIRONMENTAL CONTROL - 1.1%
1,374	Republic Services, Inc.		45,342
437	Stericycle, Inc. *		46,401
1,044	Waste Connections, Inc.		37,563
1,191	Waste Management, Inc.		46,699
			176,005
	FOOD - 3.4%
1,280	Campbell Soup Co.		58,061
957	Flowers Foods, Inc.		31,525
1,221	General Mills, Inc.		60,207
623	Hershey Co.		54,531
386	HJ Heinz Co.		27,896
1,159	Hormel Foods Corp.		47,890
444	Ingredion, Inc.		32,110
452	JM Smucker Co.		44,820
630	McCormick & Co., Inc.		46,336
1,346	Mondelez International, Inc.		41,201
820	Safeway, Inc.		21,607
1,519	Sysco Corp.		53,423
962	Tyson Foods, Inc.		23,877
275	Whole Foods Market, Inc.		23,856
			567,340
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	FOREST PRODUCTS & PAPER - 0.2%
575	International Paper Co.		$ 26,784

	GAS - 1.5%
1,227	AGL Resources, Inc.		51,473
2,163	CenterPoint Energy, Inc.		51,826
1,959	NiSource, Inc.		57,477
1,774	Questar Corp.		43,161
642	Sempra Energy		51,321
			255,258
	HAND/MACHINE TOOLS - 0.5%
441	Lincoln Electric Holdings, Inc.		23,893
368	Snap-On, Inc.		30,434
327	Stanley Black & Decker, Inc.		26,477
			80,804
	HEALTHCARE PRODUCTS - 3.7%
602	Baxter International, Inc.		43,729
594	Becton Dickinson and Co.		56,792
1,099	CareFusion Corp. *		38,454
293	Cooper Cos, Inc.		31,609
444	CR Bard, Inc.		44,746
831	DENTSPLY International, Inc.		35,251
203	Edwards Lifesciences Corp. *		16,678
496	Henry Schein, Inc. *		45,905
406	IDEXX Laboratories, Inc. *		37,510
41	Intuitive Surgical, Inc. *		20,139
849	Medtronic, Inc.		39,869
916	Patterson Cos., Inc.		34,845
607	ResMed, Inc.		28,141
349	Sirona Dental Systems, Inc. *		25,732
595	St. Jude Medical, Inc.		24,062
649	Stryker Corp.		42,341
346	Varian Medical Systems, Inc. *		24,912
500	Zimmer Holdings, Inc.		37,610
			628,325
	HEALTHCARE SERVICES - 2.3%
585	Aetna, Inc.		29,905
562	Cigna Corp.		35,052
497	Community Health Systems, Inc.		23,553
492	Coventry Health Care, Inc.		23,139
331	DaVita HealthCare Partners, Inc. *		39,253
496	HCA Holdings, Inc.		20,153
335	Humana, Inc.		23,152
433	Laboratory Corp. of America Holdings *		39,057
378	MEDNAX, Inc. *		33,880
652	Quest Diagnostics, Inc.		36,805
581	UnitedHealth Group, Inc.		33,239
443	Universal Health Services, Inc.		28,294
361	WellPoint, Inc.		23,909
			389,391
	HOME BUILDERS - 0.4%
782	DR Horton, Inc.		19,003
501	Lennar Corp.		20,781
23	NVR, Inc. *		24,843
			64,627
	HOME FURNISHINGS - 0.1%
182	Whirlpool Corp.		21,560

	HOUSEHOLD PRODUCTS - 1.6%
678	Avery Dennison Corp.		29,201
665	Church & Dwight Co., Inc.		42,979
794	Clorox Co.		70,293
826	Jarden Corp. *		35,394
569	Kimberly-Clark Corp.		55,751
395	Tupperware Brands Corp.		32,287
			265,905
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HOUSEWARES - 0.2%
1,403	Newell Rubbermaid, Inc.		$ 36,618

	INSURANCE - 4.7%
632	Aflac, Inc.		32,877
809	Allstate Corp.		39,698
1,135	American Financial Group, Inc.		53,776
1,350	Arthur J Gallagher & Co.		55,768
501	Berkshire Hathaway, Inc. *		52,204
1,374	Brown & Brown, Inc.		44,023
534	Chubb Corp.		46,741
1,064	Cinncinatti Financial Corp.		50,210
1,565	Fidelity National Financial, Inc.		39,485
1,536	Genworth Financial, Inc. *		15,360
1,194	HCC Insurance Holdings, Inc.		50,184
1,298	Marsh & McLennan Cos., Inc.		49,285
974	Principal Financial Group, Inc.		33,145
1,555	Progressive Corp.		39,295
520	Reinsurance Group of America, Inc.		31,028
856	Torchmark Corp.		51,189
548	Travelers Co., Inc.		46,136
1,172	WR Berkley Corp.		52,002
			782,406
	INTERNET - 1.5%
459	eBay, Inc. *		24,887
106	Equinix, Inc. *		22,929
178	F5 Networks, Inc. *		15,856
38	Google, Inc. *		30,173
527	IAC/InterActiveCorp		23,546
90	LinkedIn Corp. *		15,846
26	Priceline.com, Inc. *		17,886
288	Rackspace Hosting, Inc. *		14,538
933	Symantec Corp. *		23,027
302	TripAdvisor, Inc. *		15,861
379	Verisign, Inc. *		17,919
1,469	Yahoo!, Inc. *		34,566
			257,034
	INVESTMENT COMPANIES - 0.3%
2,435	Ares Capital Corp.		44,074

	IRON/STEEL - 0.3%
654	Nucor Corp.		30,182
336	Reliance Steel & Aluminum Co.		23,913
			54,095
	LEISURE TIME - 0.3%
459	Harley-Davidson, Inc.		24,465
289	Polaris Industries, Inc.		26,729
			51,194
	LODGING - 1.0%
740	Hyatt Hotels Corp. *		31,990
405	Las Vegas Sands Corp.		22,822
752	Marriott International, Inc.		31,757
443	Starwood Hotels & Resorts Worldwide, Inc.		28,232
500	Wyndham Worldwide Corp.		32,240
223	Wynn Resorts Ltd.		27,911
			174,952
	MACHINERY CONSTRUCTION & MINING - 0.3%
322	Caterpillar, Inc.		28,005
287	Joy Global, Inc.		17,082
			45,087
	MACHINERY DIVERSIFIED - 1.6%
471	AGCO Corp.		24,549
193	Cummins, Inc.		22,351
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	MACHINERY DIVERSIFIED (Continued) - 1.6%
371	Deere & Co.		$ 31,899
202	Flowserve Corp.		33,877
394	Nordson Corp.		25,984
319	Rockwell Automation, Inc.		27,546
321	Roper Industries, Inc.		40,866
258	Wabtec Corp.		36,555
1,101	Xylem, Inc.		30,344
			273,971
	MEDIA - 2.7%
428	AMC Networks, Inc. *		27,041
576	CBS Corp.		26,893
895	Comcast Corp.		37,599
730	DIRECTV *		41,325
410	Discovery Communications, Inc. *		32,283
342	FactSet Research Systems, Inc.		31,669
1,164	Gannett Co., Inc.		25,457
901	Neilson Holdings		32,274
515	Scripps Networks Interactive, Inc.		33,135
7,469	Sirius XM Radio, Inc.		23,005
331	Time Warner Cable, Inc.		31,796
633	Time Warner, Inc.		36,473
533	Viacom, Inc.		32,817
686	Walt Disney Co.		38,965
			450,732
	METAL FABRICATE / HARDWARE - 0.5%
184	Precision Castparts Corp.		34,890
299	Timken Co.		16,918
190	Valmont Industries, Inc.		29,881
			81,689
	MINING - 0.4%
544	Freeport-McMoRan Copper & Gold, Inc.		18,006
344	Royal Gold, Inc.		24,434
729	Southern Copper Corp.		27,389
			69,829
	MISCELLANEOUS MANUFACTURING - 2.6%
443	3M Co.		47,095
420	AO Smith Corp.		30,899
654	Aptargroup, Inc.		37,507
453	Carlisle Cos., Inc.		30,709
616	Danaher Corp.		38,284
807	Donaldson Co., Inc.		29,205
448	Dover Corp.		32,650
1,562	General Electric Co.		36,114
554	Illinois Tool Works, Inc.		33,761
1,150	Leggett & Platt, Inc.		38,847
484	Pall Corp.		33,091
275	Parker Hannifin Corp.		25,185
279	SPX Corp.		22,030
			435,377
	OFFICE & BUSINESS EQUIPMENT - 0.1%
2,725	Xerox Corp.		23,435

	OIL & GAS - 2.7%
367	Apache Corp.		28,318
310	Cabot Oil & Gas Corp.		20,959
354	Chevron Corp.		42,062
294	Cimarex Energy Co.		22,179
661	ConocoPhillips		39,726
1,104	Denbury Resources, Inc. *		20,590
476	Diamond Offshore Drilling, Inc.		33,111
399	EQT Corp.		27,032
541	Exxon Mobil, Inc.		48,749
315	Helmerich & Payne, Inc.		19,121
414	HollyFrontier Corp.		21,300
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	OIL & GAS (Continued) - 2.7%
801	Marathon Oil Corp.		$ 27,010
358	Occidental Petroleum Corp.		28,056
336	Phillips 66		23,510
781	Rowan Cos. Plc *		27,616
389	Whiting Petroleum Corp. *		19,777
			449,116
	OIL & GAS SERVICE - 1.5%
545	Baker Hughes, Inc.		25,294
349	Cameron International Corp. *		22,755
449	Dresser-Rand Group, Inc. *		27,685
465	FMC Technologies, Inc. *		25,291
615	Halliburton Co.		24,852
360	National Oilwell Varco, Inc.		25,470
487	Oceaneering International, Inc.		32,342
313	Oil States International, Inc. *		25,531
367	Schlumberger Ltd.		27,485
666	Superior Energy Services, Inc. *		17,296
			254,001
	PACKAGING & CONTAINERS - 1.2%
920	Ball Corp.		43,774
1,335	Bemis Co., Inc.		53,880
1,045	Crown Holdings, Inc. *		43,483
834	Packaging Corp. of America		37,421
235	Rock Team Co.		21,806
			200,364
	PHARMACEUTICALS - 3.5%
1,238	Abbott Laboratories		43,726
328	Allergan, Inc.		36,615
936	AmerisourceBergen Corp.		48,157
893	Cardinal Health, Inc.		37,167
395	Catamaran Corp. *		20,947
598	Eli Lilly & Co.		33,960
417	Express Scripts Holding Co. *		24,040
919	Johnson & Johnson		74,926
417	McKesson Corp.		45,019
315	Mead Johnson Nutrition Co.		24,397
883	Merck & Co., Inc.		39,055
1,242	Mylan, Inc. *		35,944
868	Omnicare, Inc.		35,345
247	Perrigo Co.		32,532
1,640	Pfizer, Inc.		47,330
			579,160
	PIPELINES - 0.5%
927	ONEOK , Inc.		44,190
1,537	Spectra Energy Corp.		47,263
			91,453
	PRIVATE EQUITY - 0.2%
2,573	American Capital Ltd. *		37,553

	REAL ESTATE - 0.5%
2,323	Brookfield Office Properties, Inc.		39,886
897	CBRE Group, Inc. *		22,649
288	Jones Lang LaSalle, Inc.		28,630
			91,165
	RETAIL - 7.8%
261	Abercrombie & Fitch Co.		12,058
326	Advance Auto Parts, Inc.		26,944
1,107	American Eagle Outfitters, Inc.		20,701
565	AutoNation, Inc. *		24,719
94	AutoZone, Inc.*		37,296
464	Bed Bath & Beyond, Inc. *		29,891
1,424	Burger King Worldwide, Inc.		27,198
627	CarMax, Inc. *		26,146
44	Chipotle Mexican Grill, Inc. *		14,338
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	RETAIL (Continued) - 7.8%
1,064	Copart, Inc. *		$ 36,474
353	Costco Wholesale Corp.		37,456
786	CVS Caremark Corp.		43,222
624	Darden Restaurants, Inc.		32,248
570	Dick's Sporting Goods, Inc.		26,961
312	Dillard's, Inc.		24,508
573	Dollar General Corp. *		28,982
499	Dollar Tree, Inc. *		24,167
409	Family Dollar Stores, Inc.		24,151
815	Foot Locker, Inc.		27,906
629	Gap, Inc.		22,267
488	GNC Holdings, Inc.		19,169
491	Home Depot, Inc.		34,262
567	Kohl's Corp.		26,156
600	L Brands, Inc.		26,796
686	Lowe's Cos., Inc.		26,013
646	Macy's, Inc.		27,029
541	McDonald's Corp.		53,932
331	MSC Industrial Direct Co., Inc.		28,393
647	Nordstrom, Inc.		35,734
223	O'Reilly Automotive, Inc. *		22,869
168	Panera Bread Co. *		27,760
502	PetSmart, Inc.		31,174
156	PVH Corp.		16,662
488	Ross Stores, Inc.		29,583
960	Sally Beauty Holdings, Inc. *		28,205
414	Starbucks Corp.		23,581
664	Target Corp.		45,451
341	Tiffany & Co.		23,713
803	TJX Cos., Inc.		37,540
198	Tractor Supply Co.		20,618
249	Ulta Salon Cosmetics & Fragrance, Inc. *		20,211
532	Urban Outfitters, Inc. *		20,610
789	Walgreen Co.		37,620
622	Wal-Mart Stores, Inc.		46,544
548	Williams-Sonoma, Inc.		28,233
386	Yum! Brands, Inc.		27,769
			1,313,260
	SAVINGS & LOANS - 0.5%
2,611	New York Community Bancorp, Inc.		37,468
3,194	People's United Financial, Inc.		42,927
			80,395
	SEMICONDUCTORS - 2.2%
619	Altera Corp.		21,956
765	Analog Devices, Inc.		35,565
715	Broadcom Corp.		24,789
316	Cree, Inc. *		17,288
1,325	Intel Corp.		28,951
443	KLA-Tencor Corp.		23,364
595	Lam Research Corp. *		24,669
886	Linear Technology Corp.		33,996
864	Maxim Integrated Products, Inc.		28,201
1,798	NVIDIA Corp.		23,050
463	QUALCOMM, Inc.		30,998
587	Skyworks Solutions, Inc. *		12,931
760	Texas Instruments, Inc.		26,965
869	Xilinx, Inc.		33,170
			365,893
	SOFTWARE - 2.9%
1,654	Activision Blizzard, Inc.		24,099
736	Adobe Systems, Inc. *		32,023
422	Akamai Technologies, Inc. *		14,892
366	ANSYS, Inc. *		29,800
488	Autodesk, Inc. *		20,125
723	BMC Software, Inc. *		33,497
1,207	CA, Inc.		30,380
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	SOFTWARE (Continued) - 2.9%
264	Cerner Corp. *		$ 25,014
256	Citrix Systems, Inc. *		18,473
278	Dun & Bradstreet Corp.		23,255
1,001	Fidelity National Information Services, Inc.		39,660
527	Fiserv, Inc. *		46,286
300	Informatica Corp. *		10,341
446	MSCI, Inc. *		15,133
960	Oracle Corp.		31,047
406	Red Hat, Inc. *		20,527
305	SolarWinds, Inc. *		18,025
597	Solera Holdings, Inc.		34,823
193	VMware, Inc. *		15,224
			482,624
	TELECOMMUNICATIONS - 1.6%
1,440	Amdocs Ltd.		52,200
565	CenturyLink, Inc.		19,849
1,251	Cisco Systems, Inc.		26,158
2,018	Corning, Inc.		26,900
5,300	Frontier Communications Corp.		21,094
879	Juniper Networks, Inc. *		16,297
1,126	MetroPCS Communications, Inc. *		12,273
556	Motorola Solutions, Inc.		35,601
1,586	TW Telecom, Inc. *		39,951
522	Virgin Media, Inc.		25,562
			275,885
	TEXTILES - 0.4%
999	Cintas Corp.		44,086
216	Mohawk Industries, Inc. *		24,434
			68,520
	TOYS & GAMES - 0.2%
847	Mattel, Inc.		37,090

	TRANSPORTATION - 1.6%
480	CH Robinson Worldwide, Inc.		28,541
1,382	CSX Corp.		34,038
781	Expeditors International of Washington, Inc.		27,890
339	FedEx Corp.		33,290
446	JB Hunt Transport Services, Inc.		33,218
266	Kansas City Southern		29,499
273	Kirby Corp. *		20,966
384	Norfolk Southern Corp.		29,599
273	Union Pacific Corp.		38,878
			275,919
	WATER - 0.6%
1,147	American Water Works Co., Inc.		47,532
1,423	Aqua America, Inc.		44,739
			92,271

	TOTAL COMMON STOCK (Cost - $14,992,935)		16,413,980

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
315,454	Fidelity Institutional Money Market Funds, 0.42% **		$ 315,454
	TOTAL SHORT-TERM INVESTMENTS (Cost - $315,454)

	TOTAL INVESTMENTS - 99.6% (Cost- $15,308,389) (a)		$ 16,729,434
	OTHER ASSETS LESS LIABILITIES - 0.4%		67,717
	NET ASSETS - 100.0%		$ 16,797,151
	* Non-income producing security
	** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,308,389 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 594,892
	Unrealized depreciation		(236,050)
	Net unrealized appreciation		$ 358,842
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.01%
	Equity Futures - 0.01%
16	S&P E-Mini Future, Jun 2013	$ 1,250,200	$ 1,900
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	MUTUAL FUNDS - 3.8%
20,723	Compass EMP Ultra Short-Term Fixed Income Fund		$ 207,232
	TOTAL MUTUAL FUNDS (Cost - $207,232)

	BONDS & NOTES - 37.8%
Par Value	BANKS - 19.8%
150,000	ABN Amro Bank NV, 3.00%, 1/31/14		152,677
50,000	Capital One Financial Corp., 2.125%, 7/15/14		50,781
50,000	Citigroup, Inc., 6.375%, 8/12/14		53,571
40,000	First Horizon National Corp., 4.50%, 5/15/13		40,100
100,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		106,975
500,000	Morgan Stanley, 2.875%, 1/24/14		508,134
60,000	Morgan Stanley, 6.00%, 4/28/15		65,444
100,000	Morgan Stanley, 4.00%, 7/24/15		105,496
			1,083,178
	DIVERSIFIED FINANCIAL - 15.1%
100,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15		103,941
100,000	Ford Motor Credit Co. LLC., 12.0%, 5/15/15		120,815
80,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14		86,451
100,000	Jefferies Group, Inc., 5.875%, 6/8/14		105,246
100,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		105,400
300,000	SLM Corp., 5.0%, 10/1/13		306,393
			828,246
	MINING - 2.5%
125,000	Anglo American Capital PLC, 9.375%, 4/8/14		134,947

	TELECOMMUNICATIONS - 0.4%
20,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		21,016

	TOTAL BONDS & NOTES (Cost - $2,063,684)		2,067,387

	SHORT-TERM INVESTMENTS - 51.5%
Shares	CERTIFICATES OF DEPOSIT - 27.4%
200,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13		199,997
300,000	CORPNY, 10/31/13		300,000
250,000	CORPNY, 1/2/14		250,000
450,000	Intesa Sanpaolo NY, 9/18/13		450,000
300,000	Itau Unibanco, 4/24/13		300,041
	TOTAL BANKS (Cost - $1,500,038)		1,500,038

	COMMERCIAL PAPERS - 9.1%
250,000	Avon Capital Corp., 10/28/13		248,077
250,000	ENI Finance USA, Inc., 5/13/13		249,719
	TOTAL COMMERCIAL PAPERS (Cost- $497,796)		497,796

	MONEY MARKET FUND - 15.0%
817,185	Fidelity Institutional Money Market Funds, 0.42% **		817,185
	(Cost - $817,185)
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,815,019)		2,815,019

	TOTAL INVESTMENTS - 93.1% (Cost - $5,085,935) (a)		$ 5,089,638
	OTHER ASSETS LESS LIABILITIES - 6.9%		376,583
	NET ASSETS - 100.0%		$ 5,466,221

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $5,085,935 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,558
	Unrealized depreciation		(855)
	Net unrealized appreciation		$ 3,703
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.38%
	Equity Futures - 0.38%
6	DJIA Index Future Mini, June 2013	$ 434,910	$ 8,730
3	Emerging Market Future, June 2013	154,110	(3,555)
2	FTSE 100 Index, June 2013	192,740	(652)
1	Hang Seng Index Future, April 2013	143,700	232
4	MSCI Taiwan Index, April 2013	112,520	-
7	Nasdaq 100 E-Mini, June 2013	393,540	3,766
1	Nikkei 225, June 2013	65,853	3,797
3	Russell Mini Future, June 2013	284,220	6,885
5	S&P E-Mini Future, June 2013	390,688	7,175
1	S&P/TSX 60 IX Future, June 2013	143,456	(797)
1	SPI 200, June 2013	129,378	(4,558)
	TOTAL LONG FUTURES CONTRACTS	2,445,114	21,023

	SHORT FUTURES CONTRACTS - 0.25%
23	CBOE VIX Future, April 2013	$ 326,600	$ 13,762
	TOTAL SHORT FUTURES CONTRACTS

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	COMMON STOCK - 96.3%
	ADVERTISING - 0.5%
547	Dentsu, Inc.		$ 16,256
480	IPSOS		16,811
593	JCDecaux SA		16,265
			49,332
	AEROSPACE/DEFENSE - 0.7%
288	European Aeronautic Defence and Space Co. NV		14,668
1,021	Kongsberg Gruppen AS		20,241
228	MTU Aero Engines Holding AG		21,616
939	Saab AB		20,329
			76,854
	AGRICULTURE - 1.6%
626	British American Tobacco PLC		33,503
179,311	CP Pokphand Co. Ltd.		19,860
12,203	First Resources Ltd.		17,995
223,634	GMG Global Ltd.		22,526
43,776	Golden Agri-Resources Ltd.		20,459
24,759	Indofood Agri Resources Ltd.		24,639
553	Japan Tobacco, Inc.		17,650
626	Swedish Match AB		19,445
			176,077
	AIRLINES - 0.2%
2,989	Ryanair Holdings PLC		22,816

	APPAREL - 1.3%
233	Adidas AG		24,194
425	Gerry Weber International AG		18,451
157	Hugo Boss AG		17,600
1,582	Prada SpA		16,095
7,935	Stella International Holdings Ltd.		23,811
116	Tod's SpA		16,623
7,690	Yue Yuen Industrial Holdings Ltd.		25,056
			141,830
	AUTO MANUFACTURERS - 2.5%
196	Bayerische Motoren Werke AG		16,925
1,061	Daihatsu Motor Co. Ltd.		21,952
311	Daimler AG		16,935
1,355	Fiat Industrial SpA		15,245
2,141	Fiat SpA *		11,399
992	Fuji Heavy Industries Ltd.		15,636
1,600	Hino Motors Ltd.		17,266
489	Honda Motor Co. Ltd.		18,698
2,847	Isuzu Motors Ltd.		17,146
1,727	Nissan Motor Co. Ltd.		16,637
885	Scania AB		18,521
855	Suzuki Motor Corp.		19,062
449	Toyota Motor Corp.		23,010
94	Volkswagen AG		17,697
1,211	Volvo AB		17,618
			263,747
	AUTO PARTS & EQUIPMENT - 2.1%
492	Aisin Seiki Co. Ltd.		18,003
1,187	Brembo SpA		19,050
592	Bridgestone Corp.		19,807
142	Continental AG		16,991
449	Denso Corp.		18,957
542	ElringKlinger AG		16,392
585	Mekonomen AB		19,716
304	Nokian Renkaat OYJ		13,533
410	NORMA Group AG		12,955
1,498	Pirelli & C. SpA		15,730
1,344	Sumitomo Electric Industries Ltd.		16,402
622	Toyota Industries Corp.		22,759
292	Valeo SA		15,814
			226,109
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	BANKS - 6.7%
564	Aareal Bank AG *		$ 11,997
15,538	Banca Carige SpA		10,356
845	Banca Generali SpA		16,044
1,643	Banco Santander SA		11,049
3,501	Bank Hapoalim BM *		15,848
4,263	Bank Leumi Le-Israel BM *		15,011
5,415	Bank of Yokohama Ltd.		31,288
222	BNP Paribas SA		11,404
3,504	CaixaBank		11,868
4,302	Chiba Bank Ltd.		30,889
2,382	Comdirect Bank AG		24,914
2,519	Credito Emiliano SpA		12,907
923	Danske Bank A/S *		16,518
3,269	DBS Group Holdings Ltd.		42,147
1,184	DNB ASA		17,331
1,282	First International Bank of Israel *		18,321
2,355	HSBC Holdings PLC		25,104
8,780	Israel Discount Bank Ltd. *		15,000
3,578	Mitsubishi UFJ Financial Group Inc		21,434
1,683	Mizrahi Tefahot Bank Ltd. *		17,936
8,615	Mizuho Financial Group, Inc.		18,392
2,566	Natixis		9,751
1,774	Nordea Bank AB		20,102
4,686	Oversea-Chinese Banking Corp Ltd.		40,215
1,054	Pohjola Bank PLC		15,334
4,849	Resona Holdings, Inc.		25,494
3,077	Shizuoka Bank Ltd.		34,610
1,878	Skandinaviska Enskilda Banken AB		18,873
2,750	SpareBank 1 SMN		21,760
2,698	SpareBank 1 SR Bank ASA		22,962
513	Sumitomo Mitsui Financial Group, Inc.		20,923
3,643	Sumitomo Mitsui Trust Holdings, Inc.		17,219
536	Svenska Handelsbanken AB		22,920
819	Swedbank AB		18,636
2,205	United Overseas Bank Ltd.		36,211
			720,768
	BEVERAGES - 0.9%
229	Anheuser-Busch InBev NV		22,695
1,270	Asahi Group Holdings Ltd		30,337
2,699	Davide Campari-Milano SpA		21,018
316	Heineken NV		23,837
			97,887
	BIOTECHNOLOGY - 0.2%
606	Novozymes A/S		20,554

	BUILDING MATERIALS - 0.6%
104	Geberit AG		25,605
252	Imerys SA		16,420
1,064	Nibe Industrier AB		18,510
			60,535
	CHEMICALS - 2.8%
4,238	Asahi Kasei Corp.		28,493
210	BASF SE		18,406
154	Brenntag AG		24,064
1,080	Clariant AG		15,019
1,527	Frutarom Industries Ltd.		20,569
1,320	Israel Chemicals Ltd.		17,041
477	K+S AG		22,519
357	Koninklijke DSM NV		20,797
209	Lanxess AG		14,881
129	Linde AG		24,005
342	Nitto Denko Corp.		20,451
350	Shin-Etsu Chemical Co. Ltd.		23,086
663	Symrise AG		26,363
445	Yara International ASA		20,123
			295,817
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	COMMERCIAL SERVICES - 3.0%
1,009	Abertis Infraestructuras SA		$ 16,970
298	Adecco SA		16,325
1,941	Ashtead Group PLC		17,274
1,284	ASTM SpA		15,015
1,014	Atlantia SpA		16,027
160	Bertrandt AG		18,679
24,436	CWT Ltd.		30,422
10,090	Ezion Holdings Ltd.		17,643
720	Hamburger Hafen und Logistik AG		15,707
1,262	Intrum Justitia AB		24,415
1,218	Loomis AB		22,629
2,507	Prosegur Cia de Seguridad SA		13,830
1,308	Ramirent OYJ		12,384
2,143	Securitas AB		20,187
101,442	Shenzhen International Holdings Ltd.		12,150
8,091	SIA Engineering Co. Ltd.		30,903
762	Wirecard AG		21,243
			321,803
	COMPUTERS - 0.6%
475	Alten SA		18,830
1,109	Indra Sistemas SA		13,231
278	Ingenico		16,481
295	Wincor Nixdorf AG		14,665
			63,207
	COSMETICS - 0.3%
823	Kao Corp.		26,574

	DISTRIBUTION/WHOLESALE - 1.7%
10,173	Digital China Holdings Ltd.		13,757
2,178	ITOCHU Corp.		26,580
549	Jardine Cycle & Carriage Ltd.		22,619
3,092	Marubeni Corp.		23,514
1,179	Mitsubishi Corp.		22,040
1,713	Mitsui & Co. Ltd.		23,980
2,227	Sumitomo Corp.		27,982
853	Toyota Tsusho Corp.		21,726
			182,198
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
20,862	ARA Asset Management Ltd.		32,276
921	Azimut Holding SpA		14,911
658	Bolsas y Mercados Espanoles SA		16,174
11,865	COSCO Pacific Ltd.		17,115
330	Deutsche Boerse AG		20,002
22,307	Far East Horizon Ltd.		14,738
1,230	Hong Kong Exchanges and Clearing Ltd.		20,941
18,165	Hong Leong Finance Ltd.		40,692
144	Japan Exchange Group, Inc.		13,337
2,303	MLP AG		15,372
2,476	Nomura Holdings, Inc.		15,253
1,890	ORIX Corp. *		24,009
5,677	Singapore Exchange Ltd.		35,224
39,629	UOB-Kay Hian Holdings Ltd.		54,446
			334,490
	ELECTRIC - 1.7%
2,748	ACEA SpA		14,524
5,884	EDP - Energias de Portugal SA		18,132
679	Endesa SA		14,360
4,361	Enel SpA		14,244
986	Fortum OYJ		19,885
2,405	Iberdrola SA		11,209
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	ELECTRIC (Continued) - 1.7%
14,389	Infratil Ltd.		$ 28,707
330	Red Electrica Corp. SA		16,617
10,431	Redes Energeticas Nacionais		30,109
814	Verbund AG		17,659
			185,446
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
3,404	Hitachi Ltd.		19,741
497	Legrand SA		21,691
323	Leoni AG		12,518
2,085	Mitsubishi Electric Corp.		16,853
330	Nidec Corp.		19,698
710	Prysmian SpA		14,619
317	SMA Solar Technology AG		7,593
			112,713
	ELECTRONICS - 1.9%
673	Axis Communications AB		17,515
1,631	Hoya Corp.		30,593
89	Keyence Corp.		27,225
256	Kyocera Corp.		23,357
5,634	Premier Farnell PLC		19,073
742	Rexel SA		16,206
5,632	Venture Corp Ltd.		39,301
7,407	WBL Corp. Ltd.		25,247
			198,517
	ENERGY-ALTERNATE SOURCES - 0.1%
7,426	Enel Green Power SpA		13,938

	ENGINEERING & CONSTRUCTION - 3.7%
1,028	ABB Ltd.		23,187
3,058	Abengoa SA		8,690
632	AF AB		18,680
718	Aker Solutions ASA		13,326
704	Arcadis NV		19,504
209	Bilfinger SE		21,726
475	Bouygues SA		12,894
360	Fraport AG Frankfurt Airport Services Worldwide		20,194
792	JGC Corp.		20,240
732	JM AB		17,365
720	Leighton Holdings Ltd.		15,408
417	Obrascon Huarte Lain SA		13,717
3,374	Peab AB		18,909
11,411	SATS Ltd.		27,953
6,283	SembCorp Industries Ltd.		26,276
6,362	Shikun & Binui Ltd.		13,347
9,615	Singapore Technologies Engineering Ltd.		33,393
1,257	Skanska AB		22,736
357	Tecnicas Reunidas SA		16,742
9,085	United Engineers Ltd.		23,280
710	YIT OYJ		14,802
			402,369
	ENTERTAINMENT - 0.9%
590	Betsson AB		18,979
18,569	Genting Singapore PLC		22,369
914	Lottomatica Group SpA		21,493
1,051	OPAP SA		8,306
181	Oriental Landing Co. Ltd.		29,606
			100,753
	ENVIRONMENTAL CONTROL - 0.4%
22,679	Hyflux Ltd.		26,681
1,773	Tomra Systems ASA		17,272
			43,953
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	FOOD - 4.0%
3,233	Austevoll Seafood ASA		$ 19,394
671	Axfood AB		27,302
653	Chr Hansen Holding A/S		24,249
2,411	Distribuidora Internacional de Alimentacion SA		16,690
1,108	Ebro Foods SA		22,033
929	Jeronimo Martins SGPS SA		18,110
573	Kesko OYJ		17,914
1,935	Koninklijke Ahold NV		29,677
12,381	Olam International Ltd.		17,160
1,068	Osem Investments Ltd.		20,388
7,738	Parmalat SpA		19,755
1,605	Salmar ASA		14,195
806	Seven & I Holdings Co. Ltd.		26,667
1,267	Strauss Group Ltd.		17,780
602	Suedzucker AG		25,447
5,205	Super Group Ltd.		16,357
789	Unilever PLC		33,331
350	Viscofan SA		18,367
7,793	Wilmar International Ltd.		21,665
521	Yakult Honsha Co. Ltd.		20,973
2,794	Yeo Hiap Seng Ltd.		6,371
			433,825
	FOREST PRODUCTS & PAPER - 0.9%
1,585	BillerudKorsnas AB		15,259
835	Holmen AB		24,847
6,424	Portucel SA		22,120
872	Smurfit Kappa Group PLC		14,431
2,339	Stora Enso OYJ		15,108
			91,765
	GAS - 1.0%
766	Enagas SA		17,851
706	Gas Natural SDG SA		12,508
6,843	Osaka Gas Co. Ltd.		29,872
4,660	Snam SpA		21,259
5,161	Tokyo Gas Co. Ltd.		27,847
			109,337
	HAND/MACHINE TOOLS - 1.2%
584	Gildemeister AG		12,317
449	Konecranes OYJ		14,833
411	KUKA AG *		17,935
382	Makita Corp.		16,919
1,118	Sandvik AB		17,201
210	Schindler Holding AG		30,774
119	SMC Corp.		22,978
			132,957
	HEALTHCARE PRODUCTS - 2.8%
24,036	Biosensors International Group Ltd. *		25,275
742	Carl Zeiss Meditec AG		23,365
513	Coloplast A/S		27,622
534	DiaSorin SpA		18,702
1,378	Elekta AB		20,936
216	Fresenius SE & Co KGaA		26,683
709	Getinge AB		21,664
438	Luxottica Group SpA		21,976
1,483	Nobel Biocare Holding AG		14,842
3,130	Smith & Nephew PLC		36,096
7,206	Sorin SpA *		18,508
363	Sysmex Corp.		22,054
474	Terumo Corp.		20,264
			297,987
	HEALTHCARE SERVICES - 0.6%
413	Fresenius Medical Care AG & Co KGaA		27,896
10,216	Raffles Medical Group Ltd		27,001
564	Rhoen Klinikum AG		11,982
			66,879
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	HOLDING COMPANIES-DIVERS - 1.4%
582	Exor SpA		$ 16,269
508	GEA Group AG		16,756
6,870	Haw Par Corp. Ltd.		42,737
3,603	Keppel Corp. Ltd.		32,517
18,860	Noble Group Ltd.		18,465
2,530	Wharf Holdings Ltd.		22,547
			149,291
	HOME BUILDERS - 0.4%
1,973	Sekisui House Ltd.		26,719
44,973	Ying Li International Real Estate Ltd. *		17,032
			43,751
	HOME FURNISHINGS - 0.4%
865	De'Longhi SpA		13,627
723	Electrolux AB		18,406
14,202	TCL Multimedia Technology Holdings Ltd.		11,011
			43,044
	HOUSEHOLD PRODUCTS - 0.7%
14,571	OSIM International Ltd.		23,424
418	Reckitt Benckiser Group PLC		29,925
189	SodaStream International Ltd.		21,965
			75,314
	INSURANCE - 3.9%
2,347	Aegon NV		14,124
135	Allianz SE		18,350
765	Assicurazioni Generali SpA		11,914
3,471	Aviva PLC		15,601
1,018	CNP Assurances		13,981
1,490	Gjensidige Forsikring ASA		24,535
2,022	Great Eastern Holdings Ltd.		29,312
601	Grupo Catalana Occidente SA		13,007
274	Hannover Rueckversicherung AG		21,509
1,875	Lancashire Holdings Ltd.		23,017
3,005	Mapfre SA		9,295
124	Muenchener Rueckversicherungs AG		23,210
11,538	RSA Insurance Group PLC		20,379
656	Sampo		25,247
872	SCOR SE		25,059
1,365	Sony Financial Holdings, Inc.		20,297
2,809	Storebrand ASA *		10,883
320	Swiss Re AG		26,026
323	Tryg A/S		26,090
394	Vienna Insurance Group AG		19,096
99	Zurich Insurance Group AG		27,556
			418,488
	INTERNET - 0.7%
1,547	Atea ASA		16,987
114	Iliad SA		24,270
39	Yahoo Japan Corp.		17,915
874	Yoox SpA *		16,393
			75,565
	IRON/STEEL - 0.1%
3,146	Ferrexpo PLC		8,263

	LEISURE TIME - 0.2%
310	Shimano, Inc.		25,287

	LODGING - 1.4%
2,724	City Developments Ltd.		24,869
35,927	GuocoLeisure Ltd.		25,476
7,803	Hotel Properties Ltd.		20,687
804	InterContinental Hotels Group PLC		24,485
1,502	Melia Hotels International SA		10,213
2,975	Millennium & Copthorne Hotels PLC		25,686
8,679	Overseas Union Enterprise Ltd.		21,470
			152,886
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	MACHINERY CONSTRUCTION & MINING - 0.8%
648	Atlas Copco AB		$ 18,407
632	Danieli & C Officine Meccaniche SpA		15,972
3,181	Duro Felguera SA		21,751
719	Komatsu Ltd.		17,053
928	Outotec OYJ		13,608
			86,791
	MACHINERY DIVERSIFIED - 1.9%
333	Alstom SA		13,564
259	Andritz AG		17,391
138	Duerr AG		15,082
122	FANUC Corp.		18,647
245	FLSmidth & Co. A/S		14,844
602	Hexagon AB		16,407
2,257	Interpump Group SpA		17,663
292	Kone OYJ		22,982
1,846	Kubota Corp.		26,626
334	Metso OYJ		14,221
307	Rheinmetall AG		14,216
1,256	Zardoya Otis SA		16,806
			208,449
	MEDIA - 1.8%
513	Axel Springer AG		22,284
2,132	British Sky Broadcasting Group PLC		28,566
224	Kabel Deutschland Holding AG		20,685
1,538	Mediaset Espana Comunicacion SA		11,051
37,045	Phoenix Satellite Television Holdings Ltd.		13,597
4,797	Seven West Media Ltd.		10,046
12,372	Singapore Press Holdings Ltd.		44,663
1,095	Wolters Kluwer NV		23,930
3,849	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		16,265
			191,087
	METAL FABRICATE - 0.9%
536	Assa Abloy AB		21,900
283	Aurubis AG		18,000
306	Hoganas		15,129
801	Metka SA		10,451
727	SKF AB		17,737
263	Vallourec		12,653
			95,870
	MINING - 0.7%
1,067	Boliden AB		17,186
3,240	Glencore International PLC		17,507
313	Rio Tinto Ltd.		18,654
1,142	Sumitomo Metal Mining Co. Ltd.		16,108
			69,455
	MISCELLANEOUS MANUFACTURING - 1.5%
835	Alfa Laval AB		19,244
978	FUJIFILM Holdings Corp.		19,259
302	Hexpol AB		17,343
2,317	Invensys PLC		12,333
389	NKT Holding A/S		14,432
592	RHI AG		19,181
224	Siemens AG		24,168
1,225	Trelleborg AB		16,815
339	Wartsila OYJ Abp		15,243
			158,018
	OFFICE & BUSINESS EQUIPMENT - 0.2%
472	Canon, Inc.		17,296
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	OIL & GAS - 1.3%
6,387	Afren PLC *		$ 13,743
4,108	Aurora Oil & Gas Ltd. *		14,124
1,038	BG Group PLC		17,783
726	Eni SpA		16,327
455	OMV AG		19,365
516	Repsol SA		10,492
1,034	Statoil ASA		24,952
404	Total SA		19,361
			136,147
	OIL & GAS SERVICES - 0.9%
12,214	CIMC Enric Holdings Ltd.		13,151
413	Fred Olsen Energy ASA		17,596
928	Petroleum Geo-Services ASA		14,242
291	Saipem SpA		8,956
694	Subsea 7 SA		16,190
172	Technip SA		17,648
445	TGS Nopec Geophysical Co. ASA		16,716
			104,499
	PACKAGING & CONTAINERS - 0.4%
395	Gerresheimer AG		22,715
1,195	Huhtamaki OYJ		23,502
			46,217
	PHARMACEUTICALS - 5.4%
478	Actelion Ltd.		25,960
770	AstraZeneca PLC		38,551
198	Bayer AG		20,441
1,092	Chugai Pharmaceutical Co. Ltd.		24,264
630	Eisai Co. Ltd.		28,138
1,590	GlaxoSmithKline PLC		37,119
524	Grifols SA *		19,445
547	Hisamitsu Pharmaceutical Co., Inc.		29,514
2,372	Kyowa Hakko Kirin Co. Ltd.		26,806
2,283	Meda AB		27,079
1,768	Mitsubishi Tanabe Pharma Corp.		27,041
560	Novartis AG		39,794
118	Novo Nordisk A/S		19,188
559	Ono Pharmaceutical Co. Ltd.		34,496
743	Orion OYJ		19,531
959	Otsuka Holdings Co. Ltd.		33,257
2,439	Recordati SpA		22,091
197	Sanofi		20,034
1,073	Shionogi & Co. Ltd.		21,665
671	Shire PLC		20,404
23,418	Sino Biopharmaceutical		16,346
363	Taisho Pharmaceutical Holdings Co Ltd.		25,639
			576,803
	REAL ESTATE - 6.0%
1,292	CA Immobilien Anlagen AG		17,014
8,948	CapitaLand Ltd.		25,453
14,820	CapitaMalls Asia Ltd.		24,481
354	Daito Trust Construction Co. Ltd.		30,305
615	Deutsche Euroshop AG		24,857
1,119	Deutsche Wohnen AG		20,356
2,896	Fastighets AB Balder *		20,410
1,459	Gazit-Globe Ltd.		19,869
68,467	Gemdale Properties and Investment Corp. Ltd. *		6,790
10,108	Global Logistic Properties Ltd.		21,340
547	GSW Immobilien AG		21,617
14,484	GuocoLand Ltd.		27,077
15,586	Ho Bee Investment Ltd.		24,239
2,109	Hufvudstaden AB		26,489
4,834	IMMOFINANZ AG		18,326
7,971	Keppel Land Ltd.		25,307
552	Lundbergforetagen AB		21,986
672	Mitsubishi Estate Co. Ltd.		18,922
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	REAL ESTATE (Continued) - 6.0%
645	Mitsui Fudosan Co. Ltd.		$ 18,305
55,889	Oxley Holdings Ltd.		15,537
420	PSP Swiss Property AG		38,274
3,952	Sponda OYJ		18,658
487	Sumitomo Realty & Development Co. Ltd.		18,854
1,821	TAG Immobilien AG		20,855
4,838	UOL Group Ltd.		27,211
1,734	Wallenstam AB		22,578
1,532	Wihlborgs Fastigheter AB		25,228
14,375	Wing Tai Holdings Ltd.		22,066
15,807	Yanlord Land Group Ltd. *		19,106
			641,510
	RETAIL - 2.8%
3,647	Aeon Co. Ltd.		47,103
2,883	Amplifon SpA		15,090
5,572	China Resources Enterprise Ltd.		16,505
1,521	Clas Ohlson AB		20,318
145	Dufry AG *		17,995
324	Feilamnn AG		29,927
700	Hennes & Mauritz AB		25,043
126	Inditex SA		16,714
1,278	Jumbo SA		9,116
364	Lawson, Inc.		27,914
11,698	Man Wah Holdings Ltd.		11,179
435	Pandora A/S		11,977
17,988	Parkson Retail Asia Ltd.		23,771
595	Salvatore Ferragamo Italia SpA		16,472
16,890	Sonae		15,168
			304,292
	SEMICONDUCTORS - 1.0%
131	AMS AG		14,781
1,283	ARM Holdings PLC		17,930
558	ASM International NV		18,545
1,980	ASM Pacific Technology Ltd.		21,751
179	ASML Holding NV		12,049
860	Dialog Semiconductor PLC *		11,419
1,551	Infineon Technologies AG		12,257
			108,732
	SHIPBUILDING - 0.5%
32,554	Cosco Corp. Singapore Ltd.		23,871
7,615	SembCorp Marine Ltd.		27,183
7,003	STX OSV Holdings Ltd.		6,885
			57,939
	SOFTWARE - 1.0%
744	Amadeus IT Holding SA		20,116
232	Dassault Systemes SA		26,841
605	Oracle Corp.		27,214
265	SAP AG		21,248
345	Software AG		13,348
			108,767
	TELECOMMUNICATIONS - 5.7%
960	Belgacom SA		23,887
12,070	Bezeq The Israeli Telecommunication Corp. Ltd.		16,709
5,185	BT Group PLC		21,872
2,872	China Mobile Ltd.		30,404
8,500	Colt Group SA *		16,251
1,164	Drillisch AG		21,324
1,088	Elisa OYJ		20,225
1,470	France Telecom SA		14,880
1,054	Freenet AG		25,556
1,093	GN Store Nord A/S		19,466
1,862	Jazztel PLC *		14,189
682	KDDI Corp.		28,432
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares			Value
	TELECOMMUNICATIONS (Continued) - 5.7%
15,279	M1 Ltd.		$ 36,443
644	Mobistar SA		14,475
431	NICE Systems Ltd. *		15,828
590	Nippon Telegraph & Telephone Corp.		25,693
21	NTT DOCOMO, Inc.		31,138
3,271	Portugal Telecom SGPS SA		16,214
10,919	Singapore Telecommunications Ltd.		31,587
343	Softbank Corp.		15,739
7,547	Spirent Communications PLC		16,868
8,454	StarHub Ltd.		29,633
3,321	TDC A/S		25,516
1,309	Tele2 AB		22,792
9,884	Telecom Corp. of New Zealand Ltd.		19,347
1,026	Telefonica SA		13,808
418	Telenet Group Holding		20,689
3,921	TeliaSonera AB		28,013
			616,978
	TEXTILES - 0.2%
3,551	Toray Industries, Inc.		23,988

	TRANSPORTATION - 4.7%
2,025	Ansaldo STS SpA		20,263
388	Cargotec Oyj		11,902
269	Central Japan Railway Co.		28,343
17,259	ComfortDelGro Corp. Ltd.		26,563
1,023	Deutsche Post AG		23,591
949	DSV A/S		22,944
351	East Japan Railway Co.		28,818
22,107	Ezra Holdings Ltd. *		20,575
6,847	Kintetsu Corp.		31,853
217	Kuehne + Nagel International AG		23,662
3,020	Mainfreight Ltd.		28,420
2,907	Odakyu Electric Railway Co. Ltd.		36,125
600	Oesterreichische Post AG		25,859
45,460	Singapore Post Ltd.		45,607
36,746	SMRT Corp. Ltd.		46,784
5,869	Tobu Railway Co. Ltd.		33,599
4,289	Tokyu Corp.		31,661
1,651	Wilh Wilhelmsen ASA		14,390
			500,959
	TRUCKING & LEASING - 0.3%
21,228	Goodpack Ltd.		32,073

	TOTAL COMMON STOCK (Cost - $9,989,954)		10,348,796

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
283,101	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.42% **		283,101
	TOTAL SHORT-TERM INVESTMENTS (Cost - $283,101)

	TOTAL INVESTMENTS - 98.9% (Cost- $10,273,055) (a)		$ 10,631,897
	OTHER ASSETS LESS LIABILITIES - 1.1%		120,494
	NET ASSETS - 100.0%		$ 10,752,391

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,273,055 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 594,892
	Unrealized depreciation		(236,050)
	Net unrealized appreciation		$ 358,842

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
11	MSCI EAFE Index Mini, June 2013	$ 912,560	$ 190
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	MUTUAL FUNDS - 4.1%
11,952	Compass EMP Ultra Short-Term Fixed Income Fund		$ 119,520
	TOTAL MUTUAL FUNDS (Cost - $119,520)

	BONDS & NOTES - 23.9%
	BANKS - 11.9%
75,000	ABN AMRO Bank NV, 3.00%, 1/31/14		76,338
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,391
50,000	Citigroup, Inc., 6.375%, 8/12/14		53,571
30,000	First Horizon National Corp., 4.50% 5/15/13		30,075
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		53,487
55,000	Morgan Stanley, 6.00%, 4/28/15		59,991
50,000	Morgan Stanley, 4.00%, 7/24/15		52,748
			351,601
	DIVERSIFIED FINANCIAL - 9.6%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		60,408
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		51,970
60,000	Harley-Davidson Funding, 5.75%, 12/15/14		64,838
50,000	Jefferies Group, Inc., 5.875%, 6/8/14		52,623
50,000	Merrill Lynch & Co., 5.45%, 7/15/14		52,700
			282,539
	MINING - 1.8%
50,000	Anglo American Capital, 9.375%, 4/8/14		53,979

	TELECOMMUNICATIONS - 0.6%
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14		15,762

	TOTAL BONDS & NOTES (Cost- $702,693)		703,881

	SHORT-TERM INVESTMENTS - 65.3%
	COMMERCIAL PAPER - 51.9%
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13		99,999
300,000	CorpNY, 10/31/13		300,000
280,000	CorpNY, 1/2/14		280,000
250,000	ENI Finance USA, Inc., 5/13/13		249,718
300,000	Intesa Sanpaolo SpA/New York NY, 9/18/13		300,000
250,000	Itau Unibanco, 4/24/13		300,041
	TOTAL COMMERCIAL PAPER (Cost - $1,529,758)		1,529,758

	MONEY MARKET FUNDS - 13.4%
394,858	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.42% **		394,858
	(Cost - $394,858)
	TOTAL SHORT-TERM INVESTMENTS - (Cost- $1,924,616)		1,924,616

	TOTAL INVESTMENTS - 93.3% (Cost - $2,746,829) (a)		$ 2,748,017
	OTHER LIABILITIES LESS ASSETS - 6.7%		196,846
	NET ASSETS - 100.0%		$ 2,944,863

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $2,746,829 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,634
	Unrealized depreciation		(446)
	Net unrealized appreciation		$ 1,188

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - 0.2%
	Commodity Futures - 0.2%
7	Cotton, May 2013	$ 309,610	$ 17,363
2	Gasoline RBOB, May 2013	261,290	1,564
5	LME Zinc Future, June 2013	503	(1,040)
16	NYMEX E- mini Natural Gas Future, May 2013	75,770,000	(12,594)
	TOTAL LONG FUTURES CONTRACTS	76,341,403	5,293

	SHORT FUTURES CONTRACTS - 0.5%
	Commodity Futures - 0.5%
5	Cocoa, May 2013	108,500	2,950
4	COMEX, June 2013	319,150	1,900
1	Copper Future, May 2013	85,050	3,663
5	Corn Future, May 2013	173,813	(250)
2	Heating Oil Futures, May 2013	255,948	(4,955)
6	Lean Hogs, June 2013	218,580	(4,466)
4	Live Cattle, June 2013	199,000	(6,702)
3	LME Aluminum, June 2013	143,513	(7,444)
2	NYMEX Light Sweet Crude Oil, May 2013	97,230	(4,430)
1	Silver, May 2013	141,615	5,235
2	Soybean Future, May 2013	140,475	6,025
3	Soybean Meal, May 2013	121,380	8,250
4	Soybean Oil Future, May 2013	120,264	5,544
3	Wheat Future, May 2013	103,163	8,062
5	World Sugar #11, May 2013	98,896	616
	TOTAL SHORT FUTURES CONTRACTS	1,898,926	13,998

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	MUTUAL FUNDS - 3.2%
12,070	Compass EMP Ultra Short-Term Fixed Income Fund		$ 120,698
	TOTAL MUTUAL FUNDS (Cost - $120,698)

Par Value	BONDS & NOTES - 18.6%
	BANKS - 9.3%
75,000	ABN AMRO Bank NV, 3.00%, 1/31/14		76,338
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,391
50,000	Citigroup, Inc., 6.375%, 8/12/14		53,571
30,000	First Tennessee Nat'l. Corp., 4.50%, 5/15/13		30,075
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		53,487
55,000	Morgan Stanley, 6.00%, 4/28/15		59,991
50,000	Morgan Stanley, 4.00%, 7/24/15		52,748
			351,601
	DIVERSIFIED FINANCIAL SERVICES - 7.5%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		51,970
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		60,408
60,000	Harley-Davidson Funding, 5.75%, 12/15/14		64,838
50,000	Jefferies Group, Inc., 5.875%, 6/8/14		52,623
50,000	Merrill Lynch, 5.45%, 7/15/14		52,700
			282,539
	MINING - 1.4%
50,000	Anglo American Capital, 9.375%, 4/8/14		53,979

	TELECOMMMUNICATIONS- 0.4%
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14		15,762

	TOTAL BONDS & NOTES - (Cost- $702,693)		703,881

	SHORT-TERM INVESTMENTS - 72.2%
Shares	COMMERCIAL PAPER - 54.6%
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13		99,998
550,000	CorpNY, 10/31/13		550,000
310,000	CorpNY, 1/2/14		310,000
250,000	ENI Finance USA, Inc., 5/13/13		249,719
300,000	Intesa Sanpaolo NY, 9/18/13		300,000
300,000	Itauny, 4/24/13		299,956
250,000	Weatherford International, 6/11/13		249,435
	TOTAL COMMERCIAL PAPER ( Cost - $2,059,108)		2,059,108

	MONEY MARKET FUNDS - 17.6%
661,442	Fidelity Institutional Money Market Funds, 0.42% **		661,442
	(Cost - $661,442)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,720,550)		2,720,550

	TOTAL INVESTMENTS - 94.0% (Cost - $3,543,941) (a)		$ 3,545,129
	OTHER ASSETS LESS LIABILITIES - 6.0%		222,806
	NET ASSETS - 100.0%		$ 3,767,935

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $3,543,941 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,634
	Unrealized depreciation		(446)
	Net unrealized appreciation		$ 1,188

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013
COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (2.5) %
	Commodity Futures - (2.5) %
9	Cocoa, May 2013	$ 195,300	$ 140
3	Coffee, May 2013	154,294	(3,525)
3	Copper Future, May 2013	255,150	(21,212)
5	Corn Future, May 2013	173,813	(2,800)
5	Cotton, May 2013	221,150	11,445
1	Dow Jones - UBS Commodity Index, June 2013	13,730	-
1	Gasoline RBOB, May 2013	130,645	(1,298)
2	Heating Oil Futures, May 2013	255,948	1,508
9	Lean Hogs, June 2013	327,870	2,050
8	Live Cattle, June 2013	398,000	2,680
4	LME Aluminum, June 2013	191,350	(29,338)
3	LME Zinc Future, June 2013	142,069	(30,581)
6	Mini Gold Future, June 2013	317,923	1,836
12	NYMEX E-mini Natural Gas, May 2013	120,720	8,933
4	NYMEX Light Sweet Crude Oil, May 2013	194,460	9,328
1	Silver, May 2013	141,615	(13,235)
3	Soybean Future, May 2013	210,713	(2,063)
4	Soybean Meal, May 2013	161,840	(4,050)
7	Soybean Oil Future, May 2013	210,462	(6,108)
5	Wheat Future, May 2013	171,938	(12,263)
9	World Sugar #11, May 2013	178,013	(5,824)
	TOTAL LONG FUTURES CONTRACTS	4,167,001	(94,377)

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	MUTUAL FUNDS - 3.9%
48,057	Compass EMP Ultra Short-Term Fixed Income Fund		$ 480,570
	TOTAL MUTUAL FUNDS (Cost - $480,570)

Par Value	BONDS & NOTES - 27.6%
	BANKS - 16.3%
500,000	ABN AMRO Bank NV, 3.00%, 1/3/14		508,922
200,000	Capital One Financial Corp., 2.125%, 7/15/14		203,126
150,000	Citigroup, Inc., 6.375%, 8/12/14		160,713
100,000	First Horizon Nat'l. Corp., 4.50%, 5/15/13		100,250
300,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		320,924
200,000	Morgan Stanley, 6.00%, 4/28/15		218,148
200,000	Morgan Stanley, 4.00%, 7/24/15		210,991
300,000	Societe Generale, 2.50%, 1/15/14		303,243
			2,026,317
	DIVERSIFIED FINANCIAL SERVICES - 8.8%
200,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15		207,880
200,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15		241,630
200,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14		216,128
200,000	Jefferies Group, Inc., 5.875%, 6/18/14		210,492
200,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		210,800
			1,086,930
	ELECTRIC - 0.8%
100,000	Exelon Generation Co. LLC., 5.35%, 1/15/14		103,541

	MINING - 1.3%
150,000	Anglo American Capital PLC, 9.375%, 4/8/14		161,937

	TELECOMMUNICATIONS - 0.4%
50,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		52,539

	TOTAL BONDS & NOTES (Cost- $3,425,795)		3,431,264

Shares	SHORT-TERM INVESTMENTS- 66.2%
	CERTIFICATE OF DEPOSIT - 27.0%
600,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13		599,991
500,000	Banco Bilbao Vizcaya Argentaria/New York NY, 7/9/13		500,000
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/5/14		100,000
700,000	BBRANY, 3/10,14		700,000
250,000	CORPNY, 10/31/13		250,000
800,000	CORPNY, 1/2/14		800,000
650,000	Intesa Sanpaolo NY, 9/18/13		650,000
500,000	Itau Unibanco SA/ NY, 4/24/13		500,000
500,000	ITAU Unibanco NY, 4/24/13		499,928
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $4,599,919)		4,599,919

	COMMERCIAL PAPER - 24.5%
250,000	Avon Capital Corp., 10/28/13		248,077
750,000	ENI Finance USA, Inc., 5/13/13		749,156
800,000	Weatherford International, 6/11/13		798,191
	TOTAL COMMERCIAL PAPER (Cost - $1,795,424)		1,795,424

	MONEY MARKET FUND - 14.7%
1,830,125	Fidelity Institutional Money Market Funds, 0.42% **		1,830,125
	(Cost - $1,830,125)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,225,468)		8,225,468

	TOTAL INVESTMENTS - 97.7% (Cost - $12,131,833) (a)		$ 12,137,302
	OTHER ASSETS LESS LIABILITIES - 2.3%		290,326
	NET ASSETS - 100.0%		$ 12,427,628

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $12,131,833 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 7,108
	Unrealized depreciation		(1,639)
	Net unrealized appreciation		$ 5,469

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.87%
	Fixed Income Futures - 0.87%
6	10 YR Mini JBG Future, June 2013	$ 929,400	$ 4,716
8	Canadian 10 Year Bond Future, June 2013	1,062,944	23,854
1	Euro BOBL Future, June 2013	162,569	834
1	Euro Schatz, June 2013	142,171	128
4	Euro-Bund Future, June 2013	746,596	9,083
6	Long Gilt Future, June 2013	1,081,422	33,504
20	US 10 Year Future, June 2013	2,639,680	24,536
12	US 2 YR NOTE (CBT), June 2013	2,645,448	878
23	US 5 YR NOTE (CBT), June 2013	2,853,265	10,223
	TOTAL LONG FUTURES CONTRACTS	12,263,495	107,756

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares			Value
	MUTUAL FUNDS - 3.8%
144,600	Compass EMP Ultra Short-Term Fixed Income Fund		$ 1,446,004
	TOTAL MUTUAL FUNDS (Cost - $1,446,004)

	BONDS & NOTES - 27.8%
Par Value	BANKS - 16.3%
1,500,000	ABN AMRO Bank NV, 3.00%, 1/31/14		1,526,765
541,000	Capital One Financial Corp., 2.125%, 7/15/14		549,454
700,000	Citigroup, Inc., 6.375%, 8/12/14		749,995
400,000	First Horizon National Corp., 4.50%, 5/15/13		401,000
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		1,069,748
630,000	Morgan Stanley, 6.00%, 4/28/15		687,166
600,000	Morgan Stanley, 4.00%, 7/24/15		632,974
600,000	Societe Generale, 2.50%, 1/15/14		606,486
			6,223,588
	DIVERSIFIED FINANCIAL - 8.5%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15		623,641
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15		724,889
600,000	Harley-Davidson Funding, 5.75%, 12/15/14		648,384
600,000	Jefferies Group, Inc., 5.875%, 6/8/14		631,476
600,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		632,401
			3,260,791
	ELECTRIC - 0.6%
223,000	Exelon Generation Co. LLC., 5.35%, 1/15/14		230,896

	MINING - 2.0% %
700,000	Anglo American Capital PLC, 9.375%, 4/8/14		755,705

	TELECOMMUNICATIONS - 0.4%
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		157,618

	TOTAL BONDS & NOTES (Cost - $10,613,026)		10,628,598

Shares	SHORT-TERM INVESTMENTS - 66.4%
	CERTIFICATE OF DEPOSIT - 23.2%
1,700,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13		1,699,975
1,000,000	Banco Bilbao Vizcaya Argentaria/New York NY, 7/9/13		1,000,000
900,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/5/14		900,000
1,900,000	BBRANY, 3/10/14		1,900,000
3,000,000	Corpbanca, 10/8/13		2,999,941
1,000,000	Corpbanca, 10/31/13		1,000,000
3,360,000	Corpbanca, 1/2/14		3,360,000
1,300,000	Intesa Sanpaolo SpA/New York NY, 9/18/13		1,300,000
1,000,000	Itau Unibanco SA/New York NY, 4/24/13		1,000,000
300,000	Itau Unibanco SA/New York NY, 4/24/13		299,958
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $15,459,874)		15,459,874

	COMMERCIAL PAPER- 34.1%
1,000,000	Avon Capital Corp., 10/28/13		992,308
1,500,000	ENI Finance USA, Inc., 5/13/13		1,498,313
340,000	FMCCPP CP, 5/30/13		339,444
750,000	Romulus Funding Corp., 4/4/13		749,881
750,000	Safeway, Inc., 5/6/13		749,327
2,100,000	Weatherford International, 6/11/13		2,095,252
	TOTAL COMMERCIAL PAPER (Cost - $6,424,525)		6,424,525

	MONEY MARKET - 9.1%
3,497,007	Fidelity Institutional Money Market Fund, 0.42% **		$ 3,497,007
	(Cost - $3,497,007)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,381,406)		25,381,406

	TOTAL INVESTMENTS - 98.0% (Cost - $37,440,436) (a)		$ 37,456,008
	OTHER ASSETS LESS LIABILITIES - 2.0%		763,284
	NET ASSETS - 100.0%		$ 38,219,292

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $37,440,436 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 21,418
	Unrealized depreciation		(5,846)
	Net unrealized appreciation		$ 15,572

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.01%
	Fixed Income Futures - 0.01%
20	10 YR Mini JBG Future, June 2013	$ 3,717,600	$ 15,720
24	Canadian 10 Year Bone, June 2013	265,736	71,561
2	Euro BOBL Future, June 2013	325,138	1,668
2	Euro Schatz, June 2013	1,990,394	256
14	Euro-Bund Future, June 2013	3,359,682	32,560
18	Long Gilt Future, June 2013	10,814,220	97,235
60	US 10 Year Future, June 2013	4,883,408	72,711
37	US 2 YR Note, June 2013	15,652,234	2,768
71	US 5 YR Note, June 2013	8,807,905	32,923
	TOTAL LONG FUTURES CONTRACTS	49,816,317	327,402

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013

Shares		Value
	SHORT-TERM INVESTMENTS - 99.8%
	CERTIFICATE OF DEPOSIT - 33.7%
300,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	$ 299,996
500,000	Banco Bilbao Vizcaya Argentaria/New York NY, 7/9/13	500,000
800,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/5/14	800,000
300,000	Banco de Brasil SA/NY, 3/10/14	300,000
500,000	Corpbanca/NY, 10/8/13	499,990
400,000	Corpbanca/NY, 10/31/13	400,000
500,000	Intesa Sanpaolo SpA/New York NY, 9/18/13	500,000
600,000	Itau Unibanco NY, 4/24/13	600,000
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $3,899,986)	3,899,986

	COMMERCIAL PAPER - 61.4%
250,000	Avon Capital Corp., 10/28/13	248,077
250,000	Ford Motor Credit CP, 11/1/13	248,493
250,000	PENFNS, 4/22/13	249,942
250,000	Romulus Funding Corp., 4/4/13	249,960
250,000	Safeway, Inc., 5/6/13	249,776
500,000	Weatherford International, 6/11/13	498,869
	TOTAL COMMERCIAL PAPERS (Cost - $1,745,117)	1,745,117

	MONEY MARKET FUNDS - 4.7%
277,014	Fidelity Institutional Money Market Fund, 0.42% **	277,014
	(Cost - $277,014)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,922,117)	5,922,117

	TOTAL INVESTMENTS - 99.8% (Cost - $5,922,117) (a)	$ 5,922,117
	OTHER ASSETS LESS LIABILITIES - 0.2%	9,058
		$ 5,931,175

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on March 31, 2013

Compass EMP Funds Trust
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COMPASS EMP FUNDS TRUST
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Portfolio’s assets and liabilities measured at fair value:

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,786,185	$ -	$ -	$ 9,786,185
Money Market Fund	132,643	-	-	132,643
Futures Contracts	2,008			2,008
Total	$ 9,920,836	$ -	$ -	$ 9,920,836

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,642,324	$ -	$ -	$ 3,642,324
Money Market Fund	106,976	-	-	106,976
Futures Contracts	290			290
Total	$ 3,749,590	$ -	$ -	$ 3,749,590

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,428,616	$ -	$ -	$ 8,428,616
Money Market Fund	109,070	-	-	109,070
Total	8,537,686			8,537,686
Liabilities
Futures Contracts	$ (190)	-	-	$ (190)
Total	$ (190)	$ -	$ -	$ (190)

Emering Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,937,148	$ -	$ -	$ 2,937,148
Exchange Traded Funds	298,158			298,158
Money Market Fund	74,019	-	-	74,019
Futures Contracts	1,585	-	-	1,585
Total	$ 3,310,910	$ -	$ -	$ 3,310,910

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 3,039,879	-	-	$ 3,039,879
Money Market Fund	73,209	-	-	73,209
Total	$ 3,113,088	$ -	$ -	$ 3,113,088

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 207,232	$ -	$ -	$ 207,232
Bonds & Notes	-	2,067,387	-	2,067,387
Short-Term Investments	2,815,019	-	-	2,815,019
Future Contracts	34,785	-	-	34,785
Total	$ 3,057,036	$ 2,067,387	$ -	$ 5,124,423

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,413,980	$ -	$ -	$ 16,413,980
Money Market Fund	315,454	-	-	315,454
Futures Contracts	1,900			1,900
Total	$ 16,731,334	$ -	$ -	$ 16,731,334

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,348,796	$ -	$ -	$ 10,348,796
Money Market Fund	283,101	-	-	283,101
Futures Contracts	190			190
Total	$ 10,632,087	$ -	$ -	$ 10,632,087

Commodity Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 119,520	$ -	$ -	$ 119,520
Bonds & Notes	-	703,881	-	703,881
Short-Term Investments	1,924,616	-	-	1,924,616
Futures Contracts	19,291			19,291
Total	$ 2,063,427	$ 703,881	$ -	$ 2,767,308
COMPASS EMP FUNDS TRUST
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 120,698	$ -	$ -	$ 120,698
Bonds & Notes	-	703,881		703,881
Short-Term Investments	2,720,550			2,720,550
Total	2,841,248	$ 703,881	$ -	3,545,129
Liabilities
Futures Contracts	(94,377)	-	-	(94,377)
Total	$ (94,377)	$ -	$ -	$ (94,377)

Long/Short Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 480,570	$ -	$ -	$ 480,570
Bonds & Notes	-	3,431,264		3,431,264
Short-Term Investments	8,225,468			8,225,468
Futures Contracts	107,756	-	-	107,756
Total	$ 8,813,794	$ 3,431,264	$ -	$ 12,245,058

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,446,004	$ -	$ -	$ 1,446,004
Bonds & Notes	-	10,628,598		10,628,598
Short-Term Investments	25,381,406			25,381,406
Futures Contracts	327,402	-	-	327,402
Total	$ 27,154,812	$ 10,628,598	$ -	$ 37,783,410

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 5,922,117	$ -	$ -	$ 5,922,117
Total	$ 5,922,117	$ -	$ -	$ 5,922,117

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

5/30/2013

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

5/30/2013